                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04424

                         Van Kampen Life Invesment Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/05

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Comstock Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THOUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/05

 ------------------------------------------------------------------------
 AVERAGE ANNUAL                   CLASS I              CLASS II
 TOTAL RETURNS                 since 4/30/99         since 9/18/00

 Since Inception                   6.51%                 7.17%

 5-year                            8.92                    --

 1-year                           11.00                 10.73

 6-month                          -0.97%                -1.08%
 ------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. Figures shown above assume reinvestment of all distributions and capital gains.

The S&P 500 Index is generally representative of the U.S. stock market. The S&P 500/Barra Value Index is generally representative of the U.S. market for value stocks. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Portfolio Report

FOR THE 6-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen Life Investment Trust--Comstock Portfolio is managed by the Adviser's Multi-Cap Value team.(1) Current members include B. Robert Baker, Jr., Jason S. Leder and Kevin C. Holt, Managing Directors of the Adviser.

MARKET CONDITIONS

Caution was the prevailing sentiment driving the stock market during the six-month period ended June 30, 2005. Among investors' chief concerns were high oil prices and rising interest rates, and the extent to which these pressures would affect future economic growth. Nonetheless, the economy continued to show signs of moderate growth, corporate earnings were generally good and consumer confidence improved. Sentiment became more optimistic with the belief that the Federal Open Market Committee was nearly finished raising the federal funds target rate. Against this backdrop, value stocks, which are the portfolio's mainstay, outperformed growth stocks during the period. However, neither style's absolute returns, nor that of the market average, were particularly compelling.

PERFORMANCE ANALYSIS

The portfolio returned -0.97 percent for the six months ended June 30, 2005 (Class I shares). In comparison, the portfolio's benchmark indexes, the S&P 500/Barra Value Index and the S&P 500 Index, returned 0.11 percent and -0.81 percent, respectively, for the six-month period.

To preface, we note that we follow a "bottom up" approach to investing. Accordingly, all of the overall sector weightings of the portfolio are a result of individual stock picks rather than a macroeconomic or broad sector call. Within this context, the portfolio lagged the S&P 500/ Barra Value Index primarily due to the portfolio's considerable materials sector overweight. Materials stocks were also the portfolio's largest detractor on an absolute basis. Paper stocks fell short in the wake of a challenging environment during the past 12 months. Specifically, soaring energy and commodity costs required to produce paper have cut into these companies' profit margins. Additionally, due to overcapacity in the industry, pricing power has been relatively sluggish. We are patient, however, and continue to monitor the situation carefully.

In contrast, the portfolio benefited, on an absolute basis, from positive contributions in energy and health care stocks. On a relative basis, energy stocks' positive sector allocation was offset by negative stock selection. Health care stocks modestly detracted from the portfolio's relative performance. High oil prices continued to support a very favorable environment for many crude oil related companies. In fact, many of these companies have approached or reached what we consider their fair valuations, and we began to trim these stocks from the portfolio's holdings. In health care, the portfolio held several pharmaceutical stocks whose performance improved recently. We began to selectively initiate positions in certain drug stocks in 2002, and added to them over time. While we keep a close eye on each company's fundamentals, our long-term view has not been deterred by the negative sentiment, pipeline concerns, generic competition and litigation risks that have plagued the group.

Financial stocks, which represent the portfolio's largest sector exposure as well as its largest underweight relative to the S&P 500/Barra Value Index, helped the fund hold some of its ground. The portfolio benefited from both an underweighting to this lagging sector and from stock selection. Advantageous positions within financials included banks, brokerages and insurance companies. A range of consumer discretionary stocks also bolstered portfolio performance relative to the S&P 500/Barra Value Index, due to company specific events.

We are more concerned with balance sheets and the financial health of individual companies than broad market trends or economic forecasting. Although market conditions have challenged us to find new investment opportunities lately, we maintain our focus on stocks with reasonable valuations relative to our assessment of fair value.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the portfolio in the future.

(1)Team members may change without notice at any time.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

--------------------------------------------------------------
                           S&P 500/BARRA
      CLASS I   CLASS II    VALUE INDEX    S&P 500 INDEX
      -0.97%     -1.08%        0.11%          -0.81%
--------------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definitions.

TOP TEN HOLDINGS AS OF 6/30/05
GlaxoSmithKline PLC                                  4.6%
Freddie Mac                                          3.9
Bristol-Myers Squibb Co.                             3.3
Verizon Communications, Inc.                         3.1
Bank of America Corp.                                3.1
International Paper Co.                              3.0
SBC Communications, Inc.                             2.8
Citigroup, Inc.                                      2.4
Georgia-Pacific Corp.                                2.3
Halliburton Co.                                      2.2

SUMMARY OF INVESTMENTS BY INDUSTRY
CLASSIFICATIONS AS OF 6/30/05
Pharmaceuticals                                     13.5%
Diversified Banks                                    8.0
Integrated Telecommunication Services                7.9
Paper Products                                       5.3
Other Diversified Financial Services                 4.4
Thrifts & Mortgage Finance                           4.3
Movies & Entertainment                               3.7
Broadcasting & Cable TV                              3.5
Packaged Foods & Meats                               3.4
Property & Casualty                                  2.9
Diversified Chemicals                                2.7
Oil & Gas Equipment & Services                       2.4
Multi-Utilities                                      2.2
Tobacco                                              2.0
Integrated Oil & Gas                                 1.9
Aluminum                                             1.8
Household Products                                   1.8
Electric Utilities                                   1.7
Data Processing & Outsourcing Services               1.7
Hypermarkets & Super Centers                         1.6
Multi-line Insurance                                 1.6
Life & Health Insurance                              1.4
Soft Drinks                                          1.2
Computer Hardware                                    1.0
Health Care Distributors                             0.9
Department Stores                                    0.8
Specialty Chemicals                                  0.7
Apparel, Accessories & Luxury Goods                  0.6
Communications Equipment                             0.6
Leisure Products                                     0.5
Photographic Products                                0.5
Oil & Gas Drilling                                   0.5
Airlines                                             0.4
Computer & Electronics Retail                        0.4
Systems Software                                     0.4
Restaurants                                          0.4
Computer Storage & Peripherals                       0.3
Electronic Manufacturing Services                    0.3
Electronic Equipment Manufacturers                   0.2
Semiconductor Equipment                              0.1
Consumer Finance                                     0.1
                                                   -----
Total Long-Term Investments                         89.6%
Short-Term Investments                               9.5
Other Assets in Excess of Liabilities                0.9
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/05 - 6/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                               ENDING
                              BEGINNING        ACCOUNT      EXPENSES PAID
                            ACCOUNT VALUE       VALUE       DURING PERIOD*
                            ----------------------------------------------
                               1/1/05          6/30/05      1/1/05-6/30/05
Class I
  Actual..................    $1,000.00       $  990.33         $2.96
  Hypothetical............     1,000.00        1,021.89          3.01
  (5% annual return before
    expenses)
Class II
  Actual..................     1,000.00          989.23          4.19
  Hypothetical............     1,000.00        1,020.59          4.26
  (5% annual return before
    expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by portfolio assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with investment adviser the resources available and used in managing the portfolio. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

                                     NUMBER OF
DESCRIPTION                            SHARES         VALUE
----------------------------------------------------------------
COMMON STOCKS  89.6%
AIRLINES  0.4%
Southwest Airlines Co. ............    655,000    $    9,124,150
                                                  --------------
ALUMINUM  1.8%
Alcoa, Inc. .......................  1,508,400        39,414,492
                                                  --------------

APPAREL, ACCESSORIES & LUXURY GOODS  0.6%
Jones Apparel Group, Inc. .........    446,600        13,862,464
                                                  --------------

APPLICATION SOFTWARE  0.0%
Amdocs, Ltd. (Guernsey) (a)........     24,800           655,464
                                                  --------------
BROADCASTING & CABLE TV  3.5%
Clear Channel Communications,
  Inc. ............................  1,508,400        46,654,812
Liberty Media Corp., Class A (a)...  3,039,200        30,969,448
                                                  --------------
                                                      77,624,260
                                                  --------------
COMMUNICATIONS EQUIPMENT  0.6%
Andrew Corp. (a)...................     56,000           714,560
Cisco Systems, Inc. (a)............    372,500         7,118,475
Ericsson, Class B--ADR (Sweden)....     90,320         2,885,724
Nokia Corp.--ADR (Finland).........    160,300         2,667,392
                                                  --------------
                                                      13,386,151
                                                  --------------
COMPUTER & ELECTRONICS RETAIL  0.4%
Best Buy Co., Inc. ................    129,200         8,856,660
                                                  --------------

COMPUTER HARDWARE  1.0%
Hewlett-Packard Co. ...............    654,330        15,383,298
International Business Machines
  Corp. ...........................     90,800         6,737,360
                                                  --------------
                                                      22,120,658
                                                  --------------
COMPUTER STORAGE & PERIPHERALS  0.3%
Lexmark International, Inc., Class
  A (a)............................     91,000         5,899,530
                                                  --------------
CONSUMER FINANCE  0.1%
Capital One Financial Corp. .......     21,500         1,720,215
                                                  --------------

DATA PROCESSING & OUTSOURCING SERVICES  1.7%
Affiliated Computer Services, Inc.,
  Class A (a)......................    336,500        17,195,150
First Data Corp. ..................    234,000         9,392,760
SunGard Data Systems, Inc. (a).....    286,600        10,079,722
                                                  --------------
                                                      36,667,632
                                                  --------------
DEPARTMENT STORES  0.8%
Federated Department Stores,
  Inc. ............................    131,760         9,655,373
May Department Stores Co. .........    218,500         8,774,960
                                                  --------------
                                                      18,430,333
                                                  --------------
DIVERSIFIED BANKS  8.0%
Bank of America Corp. .............  1,483,894        67,680,405
Bank of New York Co., Inc. ........    647,200        18,626,416
PNC Financial Services Group,
  Inc. ............................    451,200        24,572,352
SunTrust Banks, Inc. ..............     34,700         2,506,728
Wachovia Corp. ....................    307,754        15,264,598
Wells Fargo & Co. .................    772,510        47,571,166
                                                  --------------
                                                     176,221,665
                                                  --------------
DIVERSIFIED CHEMICALS  2.7%
Dow Chemical Co. ..................    436,400        19,432,892
Du Pont (E.I.) de Nemours & Co. ...    951,700        40,932,617
                                                  --------------
                                                      60,365,509
                                                  --------------

                                     NUMBER OF
DESCRIPTION                            SHARES         VALUE
----------------------------------------------------------------
ELECTRIC UTILITIES  1.7%
American Electric Power Co.,
  Inc. ............................    474,472    $   17,493,783
FirstEnergy Corp. .................    408,300        19,643,313
                                                  --------------
                                                      37,137,096
                                                  --------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.2%
Cognex Corp. ......................    132,800         3,478,032
                                                  --------------

ELECTRONIC MANUFACTURING SERVICES  0.3%
Flextronics International, Ltd.
  (Singapore) (a)..................    306,400         4,047,544
Jabil Circuit, Inc. (a)............     21,100           648,403
Kemet Corp. (a)....................    167,200         1,053,360
                                                  --------------
                                                       5,749,307
                                                  --------------
HEALTH CARE DISTRIBUTORS  0.9%
AmerisourceBergen Corp. ...........    298,400        20,634,360
                                                  --------------

HOUSEHOLD PRODUCTS  1.8%
Kimberly-Clark Corp. ..............    625,560        39,153,800
                                                  --------------

HYPERMARKETS & SUPER CENTERS  1.6%
Wal-Mart Stores, Inc. .............    753,500        36,318,700
                                                  --------------

INTEGRATED OIL & GAS  1.9%
ConocoPhillips.....................    193,512        11,125,005
Petroleo Brasileiro SA--ADR
  (Brazil).........................     23,000         1,198,990
Petroleo Brasileiro SA, Class
  A--ADR (Brazil)..................    138,000         6,353,520
Total SA--ADR (France).............    194,800        22,762,380
                                                  --------------
                                                      41,439,895
                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES  7.9%
SBC Communications, Inc. ..........  2,627,500        62,403,125
Sprint Corp. ......................  1,712,000        42,954,080
Verizon Communications, Inc. ......  1,962,880        67,817,504
                                                  --------------
                                                     173,174,709
                                                  --------------
LEISURE PRODUCTS  0.5%
Mattel, Inc. ......................    624,800        11,433,840
                                                  --------------

LIFE & HEALTH INSURANCE  1.4%
AFLAC, Inc. .......................    118,500         5,128,680
Metlife, Inc. .....................    229,100        10,295,754
Torchmark Corp. ...................    315,210        16,453,962
                                                  --------------
                                                      31,878,396
                                                  --------------
MOVIES & ENTERTAINMENT  3.7%
Time Warner, Inc. .................  1,584,300        26,473,653
Viacom, Inc., Class B..............    709,000        22,702,180
Walt Disney Co. ...................  1,291,300        32,514,934
                                                  --------------
                                                      81,690,767
                                                  --------------
MULTI-LINE INSURANCE  1.6%
American International Group,
  Inc. ............................    253,300        14,716,730
Assurant, Inc. ....................    128,400         4,635,240
Genworth Financial, Inc., Class
  A................................    344,000        10,399,120
Hartford Financial Services Group,
  Inc. ............................     61,100         4,569,058
                                                  --------------
                                                      34,320,148
                                                  --------------
MULTI-UTILITIES & UNREGULATED POWER  2.2%
Constellation Energy Group,
  Inc. ............................    320,430        18,485,607
Dominion Resources, Inc. ..........    225,900        16,578,801
Public Service Enterprise Group,
  Inc. ............................    211,700        12,875,594
                                                  --------------
                                                      47,940,002
                                                  --------------

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                     NUMBER OF
DESCRIPTION                            SHARES         VALUE
----------------------------------------------------------------
OIL & GAS DRILLING  0.5%
GlobalSantaFe Corp. (Cayman
  Islands).........................    264,500    $   10,791,600
                                                  --------------
OIL & GAS EQUIPMENT & SERVICES  2.4%
Halliburton Co. ...................  1,008,990        48,249,902
Schlumberger, Ltd. (Netherlands
  Antilles)........................     72,250         5,486,665
                                                  --------------
                                                      53,736,567
                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  4.4%
Citigroup, Inc. ...................  1,167,900        53,992,017
J.P. Morgan Chase & Co. ...........    487,955        17,234,571
Lehman Brothers Holdings, Inc. ....    102,400        10,166,272
Merrill Lynch & Co., Inc. .........    266,300        14,649,163
                                                  --------------
                                                      96,042,023
                                                  --------------
PACKAGED FOODS  3.4%
Kraft Foods, Inc. .................    950,800        30,244,948
Unilever NV (Netherlands)..........    691,100        44,804,013
                                                  --------------
                                                      75,048,961
                                                  --------------
PAPER PRODUCTS  5.3%
Georgia-Pacific Corp. .............  1,606,260        51,079,068
International Paper Co. ...........  2,212,802        66,848,748
                                                  --------------
                                                     117,927,816
                                                  --------------
PHARMACEUTICALS  13.5%
Bristol-Myers Squibb Co. ..........  2,882,025        71,992,984
GlaxoSmithKline PLC--ADR (United
  Kingdom).........................  2,102,200       101,977,722
Pfizer, Inc. ......................  1,080,300        29,794,674
Roche Holdings AG--ADR
  (Switzerland)....................    484,700        30,683,934
Sanofi Aventis--ADR (France).......    362,000        14,878,815
Schering-Plough Corp. .............  1,180,500        22,500,330
Wyeth..............................    579,400        25,783,300
                                                  --------------
                                                     297,611,759
                                                  --------------
PHOTOGRAPHIC PRODUCTS  0.5%
Eastman Kodak Co. .................    407,100        10,930,635
                                                  --------------
PROPERTY & CASUALTY  2.9%
AMBAC Financial Group, Inc. .......    140,580         9,806,861
Berkshire Hathaway, Inc., Class B
  (a)..............................      2,305         6,415,968
Chubb Corp. .......................    468,550        40,112,566
St. Paul Travelers Cos., Inc. .....    212,898         8,415,858
                                                  --------------
                                                      64,751,253
                                                  --------------
REINSURANCE  0.0%
RenaissanceRe Holdings, Ltd.
  (Bermuda)........................     22,700         1,117,748
                                                  --------------

RESTAURANTS  0.4%
McDonald's Corp. ..................    287,300         7,972,575
                                                  --------------

                                     NUMBER OF
DESCRIPTION                            SHARES         VALUE
----------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT  0.1%
Credence Systems Corp. (a).........    271,600    $    2,457,980
Novellus Systems, Inc. (a).........     29,200           721,532
                                                  --------------
                                                       3,179,512
                                                  --------------
SEMICONDUCTORS  0.0%
Intel Corp. .......................     29,400           766,164
                                                  --------------

SOFT DRINKS  1.2%
Coca-Cola Co. .....................    644,100        26,891,175
                                                  --------------

SPECIALTY CHEMICALS  0.7%
Rohm & Haas Co. ...................    312,900        14,499,786
                                                  --------------

SYSTEMS SOFTWARE  0.4%
Check Point Software Technologies
  Ltd. (Israel) (a)................     51,400         1,017,720
Microsoft Corp. ...................    282,160         7,008,854
                                                  --------------
                                                       8,026,574
                                                  --------------
THRIFTS & MORTGAGE FINANCE  4.3%
Fannie Mae.........................    138,400         8,082,560
Freddie Mac........................  1,314,540        85,747,444
                                                  --------------
                                                      93,830,004
                                                  --------------
TOBACCO  2.0%
Altria Group, Inc. ................    672,640        43,492,902
                                                  --------------

TOTAL LONG-TERM INVESTMENTS  89.6%
  (Cost $1,832,601,372)........................    1,975,315,289

REPURCHASE AGREEMENT  9.5%
State Street Bank & Trust Co.
  ($210,006,000 par collateralized
  by U.S. Government obligations in
  a pooled cash account, interest
  rate of 3.25%, dated 06/30/05, to
  be sold on 07/01/05 at
  $210,024,959)
  (Cost $210,006,000)..............                  210,006,000
                                                  --------------

TOTAL INVESTMENTS  99.1%
  (Cost $2,042,607,372)........................    2,185,321,289
OTHER ASSETS IN EXCESS OF LIABILITIES  0.9%....       19,709,255
                                                  --------------

NET ASSETS  100.0%.............................   $2,205,030,544
                                                  ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $2,042,607,372).....................    $2,185,321,289
Cash........................................................         9,876,336
Receivables:
  Portfolio Shares Sold.....................................        16,855,705
  Dividends.................................................         3,926,693
  Investments Sold..........................................           956,557
  Interest..................................................            18,959
Other.......................................................            91,545
                                                                --------------
    Total Assets............................................     2,217,047,084
                                                                --------------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................         7,059,821
  Investments Purchased.....................................         2,972,919
  Investment Advisory Fee...................................           998,049
  Distributor and Affiliates................................           730,018
Accrued Expenses............................................           178,367
Trustees' Deferred Compensation and Retirement Plans........            77,366
                                                                --------------
    Total Liabilities.......................................        12,016,540
                                                                --------------
NET ASSETS..................................................    $2,205,030,544
                                                                ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $1,993,052,178
Net Unrealized Appreciation.................................       142,713,917
Accumulated Net Realized Gain...............................        51,812,216
Accumulated Undistributed Net Investment Income.............        17,452,233
                                                                --------------
NET ASSETS..................................................    $2,205,030,544
                                                                ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $381,548,058 and
  29,364,533 shares of beneficial interest issued and
  outstanding)..............................................    $        12.99
                                                                ==============
  Class II Shares (Based on net assets of $1,823,482,486 and
  140,545,551 shares of beneficial interest issued and
  outstanding)..............................................    $        12.97
                                                                ==============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $535,706)....    $ 22,708,533
Interest....................................................       2,367,402
                                                                ------------
    Total Income............................................      25,075,935
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................       5,349,821
Distribution (12b-1) and Service Fees.......................       1,953,415
Custody.....................................................         103,550
Legal.......................................................          24,470
Trustees' Fees and Related Expenses.........................          14,059
Shareholder Services........................................           7,773
Other.......................................................         166,448
                                                                ------------
    Total Expenses..........................................       7,619,536
    Less Credits Earned on Cash Balances....................          61,690
                                                                ------------
    Net Expenses............................................       7,557,846
                                                                ------------
NET INVESTMENT INCOME.......................................    $ 17,518,089
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $ 58,781,869
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     235,614,342
  End of the Period.........................................     142,713,917
                                                                ------------
Net Unrealized Depreciation During the Period...............     (92,900,425)
                                                                ------------
NET REALIZED AND UNREALIZED LOSS............................    $(34,118,556)
                                                                ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................    $(16,600,467)
                                                                ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE                 FOR THE
                                                                SIX MONTHS ENDED          YEAR ENDED
                                                                 JUNE 30, 2005         DECEMBER 31, 2004
                                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................     $   17,518,089         $   18,692,184
Net Realized Gain...........................................         58,781,869             97,876,688
Net Unrealized Appreciation/Depreciation During the
  Period....................................................        (92,900,425)           103,871,826
                                                                 --------------         --------------
Change in Net Assets from Operations........................        (16,600,467)           220,440,698
                                                                 --------------         --------------

Distributions from Net Investment Income:
  Class I Shares............................................         (4,048,298)            (2,550,689)
  Class II Shares...........................................        (14,659,339)            (6,141,264)
                                                                 --------------         --------------
                                                                    (18,707,637)            (8,691,953)
                                                                 --------------         --------------
Distributions from Net Realized Gain:
  Class I Shares............................................        (11,073,139)                   -0-
  Class II Shares...........................................        (50,760,528)                   -0-
                                                                 --------------         --------------
                                                                    (61,833,667)                   -0-
                                                                 --------------         --------------
Total Distributions.........................................        (80,541,304)            (8,691,953)
                                                                 --------------         --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        (97,141,771)           211,748,745
                                                                 --------------         --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        601,214,667            713,602,283
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         80,541,304              8,691,953
Cost of Shares Repurchased..................................       (100,824,397)          (122,018,625)
                                                                 --------------         --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        580,931,574            600,275,611
                                                                 --------------         --------------
TOTAL INCREASE IN NET ASSETS................................        483,789,803            812,024,356
NET ASSETS:
Beginning of the Period.....................................      1,721,240,741            909,216,385
                                                                 --------------         --------------
End of the Period (Including accumulated undistributed net
  investment income of $17,452,233 and $18,641,781,
  respectively).............................................     $2,205,030,544         $1,721,240,741
                                                                 ==============         ==============

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              SIX
                                                             MONTHS
                                                             ENDED                        YEAR ENDED DECEMBER 31,
CLASS I SHARES                                              JUNE 30,      -------------------------------------------------------
                                                              2005         2004        2003        2002         2001        2000
                                                            ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD..............       $13.73       $11.78      $ 9.10      $ 11.42      $11.75      $ 9.31
                                                             ------       ------      ------      -------      ------      ------
  Net Investment Income...............................          .13(b)       .17         .13          .10         .09         .14
  Net Realized and Unrealized Gain/Loss...............         (.26)        1.90        2.66        (2.25)       (.38)       2.57
                                                             ------       ------      ------      -------      ------      ------
Total from Investment Operations......................         (.13)        2.07        2.79        (2.15)       (.29)       2.71
                                                             ------       ------      ------      -------      ------      ------
Less:
  Distributions from Net Investment Income............          .16          .12         .11          .08         -0-         .09
  Distributions from Net Realized Gain................          .45          -0-         -0-          .09         .04         .18
                                                             ------       ------      ------      -------      ------      ------
Total Distributions...................................          .61          .12         .11          .17         .04         .27
                                                             ------       ------      ------      -------      ------      ------
NET ASSET VALUE, END OF THE PERIOD....................       $12.99       $13.73      $11.78      $  9.10      $11.42      $11.75
                                                             ======       ======      ======      =======      ======      ======

Total Return*.........................................       -0.97%**     17.76%      30.99%      -19.25%      -2.46%      29.79%
Net Assets at End of the Period (In millions).........       $381.5       $332.1      $234.0      $ 128.0      $ 80.9      $ 16.7
Ratio of Expenses to Average Net Assets* (a)..........         .60%         .61%        .65%         .69%        .81%       1.01%
Ratio of Net Investment Income to Average Net
  Assets*.............................................        2.04%        1.70%       1.65%        1.57%       1.42%       2.49%
Portfolio Turnover....................................          12%**        31%         37%          51%         50%         74%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (a)........          N/A          N/A         N/A          N/A         N/A       2.20%
   Ratio of Net Investment Income to Average Net
     Assets...........................................          N/A          N/A         N/A          N/A         N/A       1.30%

**  Non-Annualized

(a) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .06% for the year ended December 31, 2000.

(b) Based on average shares outstanding.

N/A=Not Applicable

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                 SIX
                                                MONTHS                                                         SEPTEMBER 18, 2000
                                                ENDED                  YEAR ENDED DECEMBER 31,                   (COMMENCEMENT
CLASS II SHARES                                JUNE 30,      --------------------------------------------      OF OPERATIONS) TO
                                                 2005          2004         2003        2002        2001       DECEMBER 31, 2000
                                               ----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...    $  13.69      $  11.75      $ 9.07      $11.39      $11.75            $10.19
                                               --------      --------      ------      ------      ------            ------
  Net Investment Income....................         .12(b)        .13         .10         .07         .10               .04
  Net Realized and Unrealized Gain/Loss....        (.26)         1.90        2.66       (2.25)       (.42)             1.68
                                               --------      --------      ------      ------      ------            ------
Total from Investment Operations...........        (.14)         2.03        2.76       (2.18)       (.32)             1.72
                                               --------      --------      ------      ------      ------            ------
Less:
  Distributions from Net Investment
    Income.................................         .13           .09         .08         .05         -0-               .08
  Distributions from Net Realized Gain.....         .45           -0-         -0-         .09         .04               .08
                                               --------      --------      ------      ------      ------            ------
Total Distributions........................         .58           .09         .08         .14         .04               .16
                                               --------      --------      ------      ------      ------            ------
NET ASSET VALUE, END OF THE PERIOD.........    $  12.97      $  13.69      $11.75      $ 9.07      $11.39            $11.75
                                               ========      ========      ======      ======      ======            ======

Total Return* (a)..........................      -1.08%**      17.43%      30.77%      -19.43%     -2.80%            17.07%**
Net Assets at End of the Period (In
  millions)................................    $1,823.5      $1,389.1      $675.2      $277.2      $116.2            $ 10.1
Ratio of Expenses to Average Net Assets*...        .85%          .86%        .90%        .94%       1.04%             1.20%
Ratio of Net Investment Income to Average
  Net Assets*..............................       1.80%         1.47%       1.40%       1.35%       1.19%             2.14%
Portfolio Turnover.........................         12%**         31%         37%         51%         50%               74%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets................................         N/A           N/A         N/A         N/A         N/A             2.38%
   Ratio of Net Investment Income to
     Average Net Assets....................         N/A           N/A         N/A         N/A         N/A              .96%

**  Non-Annualized

(a) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

(b) Based on average shares outstanding.

N/A=Not Applicable

 14                                            See Notes to Financial Statements

VAN KAMPEN COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Comstock Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital growth and income through investments in equity securities including common and preferred stocks and securities convertible into common and preferred stocks. The Portfolio commenced investment operations on April 30, 1999. The distribution of the Portfolio's Class II Shares commenced on September 18, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $2,049,565,886
                                                                ==============
Gross tax unrealized appreciation...........................    $  188,379,780
Gross tax unrealized depreciation...........................       (52,624,377)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  135,755,403
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................    $8,691,953
  Long-term capital gain....................................           -0-
                                                                ----------
                                                                $8,691,953
                                                                ==========

    As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $18,705,739
Undistributed long-term capital gain........................    $61,822,522

VAN KAMPEN COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2005, the Portfolio's custody fee was reduced by $61,690 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .60%
Over $500 million...........................................       .55%

    The Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .95% and 1.20% for Classes I and II, respectively. For the six months ended June 30, 2005, the Adviser did not waive any of its investment advisory fees. This waiver is voluntary and can be discontinued at the Adviser's discretion.

    For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $24,500, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $31,400, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $7,400 representing transfer agent fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $42,051 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2005, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $4,562.

VAN KAMPEN COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At June 30, 2005, capital aggregated $332,255,592 and $1,660,796,586 for Classes I and II, respectively. For the six months ended June 30, 2005, transactions were as follows:

                                                                  SHARES             VALUE
Sales:
  Class I...................................................     6,606,960       $  86,529,808
  Class II..................................................    39,161,845         514,684,859
                                                                ----------       -------------
Total Sales.................................................    45,768,805       $ 601,214,667
                                                                ==========       =============
Dividend Reinvestment:
  Class I...................................................     1,162,294       $  15,121,437
  Class II..................................................     5,032,298          65,419,867
                                                                ----------       -------------
Total Dividend Reinvestment.................................     6,194,592       $  80,541,304
                                                                ==========       =============
Repurchases:
  Class I...................................................    (2,597,120)      $ (34,078,240)
  Class II..................................................    (5,120,159)        (66,746,157)
                                                                ----------       -------------
Total Repurchases...........................................    (7,717,279)      $(100,824,397)
                                                                ==========       =============

    At December 31, 2004, capital aggregated $264,682,587 and $1,147,438,017 for
Classes I and II, respectively. For the year ended December 31, 2004, transactions were as follows:

                                                                  SHARES             VALUE
Sales:
  Class I...................................................     8,055,109       $ 100,683,444
  Class II..................................................    49,455,677         612,918,839
                                                                ----------       -------------
Total Sales.................................................    57,510,786       $ 713,602,283
                                                                ==========       =============
Dividend Reinvestment:
  Class I...................................................       211,851       $   2,550,689
  Class II..................................................       510,496           6,141,264
                                                                ----------       -------------
Total Dividend Reinvestment.................................       722,347       $   8,691,953
                                                                ==========       =============
Repurchases:
  Class I...................................................    (3,935,467)      $ (48,610,500)
  Class II..................................................    (5,963,105)        (73,408,125)
                                                                ----------       -------------
Total Repurchases...........................................    (9,898,572)      $(122,018,625)
                                                                ==========       =============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $653,503,167 and $199,492,000, respectively.

5. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The plans govern payments for: the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to its Class II Shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1173
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Comstock Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Comstock Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                       LIT SAR

  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-01870P-Y06/05

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Emerging Growth Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/05

 ------------------------------------------------------------------------
 AVERAGE ANNUAL                   CLASS I              CLASS II
 TOTAL RETURNS                 since 7/03/95         since 9/18/00

 Since Inception                   10.08%               -14.16%

 5-year                           -12.76                   N/A

 1-year                             4.17                  3.89

 6-month                           -0.35                 -0.49
 ------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower.

The Russell 1000 Growth Index is generally representative of the U.S. market for large-capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Portfolio Report

FOR THE 6-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen Life Investment Trust -- Emerging Growth Portfolio is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the Adviser; Dudley Brickhouse, Janet Luby and David Walker, Executive Directors of the Adviser; Matthew Hart and Scott Miller, Vice Presidents of the Adviser.

MARKET CONDITIONS

The performance of most major stock market indexes was relatively flat for the six months ended June 30, 2005. Investors kept a wary eye on lofty oil prices and rising interest rates, anxious that these forces would bring the demise of the economy's moderate growth rate. Despite a dip in May, investors had little relief from crude oil prices' upward march to north of $60 per barrel by the end of the period. The Federal Reserve Board (the "Fed") continued its "measured" increases of the federal funds target rate. Sentiment improved toward the end of the period, however, as investors began to anticipate that the Fed was nearly finished raising rates.

Although the market continued to favor value stocks, growth stocks enjoyed increased recognition in the market due to a variety of factors. Earnings growth remained strong and balance sheets improved. Additionally, corporations became somewhat more willing to spend their cash, which translated into stock buy-backs, increased dividends, and measured capital spending. In this environment, only three market sectors within the portfolio's benchmark index generated positive returns during the period: energy, health care, and telecommunications services.

PERFORMANCE ANALYSIS

The portfolio returned -0.35 percent for the six months ended June 30, 2005 (Class I shares). In comparison, the portfolio's benchmark index, the Russell 1000(R) Growth Index, returned -1.72 percent for the period.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

----------------------------------------------
                              RUSSELL
                              1000(R)
      CLASS I   CLASS II   GROWTH INDEX

      -0.35%     -0.49%       -1.72%
----------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definitions.

An overweight in energy stocks fueled the portfolio's outperformance relative to the Russell 1000(R) Growth Index during the period. This sector showed the market's strongest leadership. Without a slowdown in demand in sight (particularly from China) and fears of supply disruption, the supply-demand imbalance continued to support rising crude oil prices. Current ongoing geopolitical risks have translated into a premium on prices, as well. Within the portfolio, positions were biased towards exploration and production companies over oil services companies. Regardless, all of the portfolio's energy-related holdings showed positive results.

Elsewhere in the portfolio, stock selection in technology and an underweight in financials were also positives. In technology, the portfolio benefited as company-specific events were rewarded by the market. In financials, the portfolio avoided stocks that did poorly due to company-specific news. Finally, in consumer discretionary, specialty retailer and homebuilder exposure added respectably to the portfolio's gains.

In contrast, the portfolio was hurt by consumer staples, health care, and telecommunication services--three sectors that are generally considered "defensive." In other words, companies in these sectors tend to be less tied to economic cycles and are generally favored by investors during challenging market conditions. Given the backdrop of rising interest rates and spiking oil prices, investors sought the more moderate areas of the stock market. As a result, the portfolio's underweights relative to the Russell 1000(R) Growth Index in these three sectors detracted from overall results. The portfolio's growth-style investment criteria precluded it from owning many of the names that showed strong performance in these sectors.

In closing, we note that regardless of the market environment, we continue to seek companies for the portfolio that show accelerating growth or more growth than the overall economy and that have rising earnings expectations or rising valuations. As growth fund managers, we are encouraged by recent economic and market trends. Although there is still a value bias in the equity market, the climate for growth stocks has improved. Corporations have become more confident about spending cash surpluses to buy back shares of stock, increase capital investment or complete mergers. In addition, valuations of growth stocks have compressed significantly, presenting an environment where companies with higher than average growth prospects may outperform the overall market.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the portfolio in the future.

(1)Team members may change without notice at any time.

TOP 10 HOLDINGS AS OF 6/30/05
State Street Bank & Trust Co                         7.0%
Johnson & Johnson                                    2.1
Apple Computer, Inc.                                 1.7
Genentech, Inc.                                      1.5
Intel Corp.                                          1.3
UnitedHealth Group, Inc.                             1.3
Google, Inc.,                                        1.3
Yahoo!, Inc.                                         1.2
Marvell Technology Group, Ltd.                       1.2
Autodesk, Inc.                                       1.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 6/30/05
Pharmaceuticals                                      6.0%
Semiconductors                                       5.8
Biotechnology                                        5.4
Managed Health Care                                  4.1
Computer Hardware                                    3.9
Aerospace & Defense                                  3.9
Oil & Gas Exploration & Production                   3.3
Communications Equipment                             3.1
Internet Software & Services                         3.0
Apparel Retail                                       2.9
Health Care Services                                 2.7
Oil & Gas Drilling                                   2.5
Homebuilding                                         2.3
Application Software                                 2.3
Department Stores                                    2.2
Systems Software                                     1.9
Packaged Foods & Meats                               1.7
Health Care Equipment                                1.7
Diversified Banks                                    1.6
Industrial Conglomerates                             1.6
Movies & Entertainment                               1.5
Restaurants                                          1.5
Health Care Facilities                               1.4
Hotels, Resorts & Cruise Lines                       1.3
Semiconductor Equipment                              1.2
Computer Storage & Peripherals                       1.2
Investment Banking & Brokerage                       1.2
Consumer Finance                                     1.1
Electric Utilities                                   1.1
Publishing                                           0.9
Drug Retail                                          0.9
Apparel, Accessories & Luxury Goods                  0.9
Life & Health Insurance                              0.9
Footwear                                             0.8
Casinos & Gaming                                     0.8
Property & Casualty                                  0.8
IT Consulting & Other Services                       0.8
Railroads                                            0.8
Soft Drinks                                          0.8
Traders                                              0.7
Specialized Finance                                  0.6
Oil & Gas Refining & Marketing                       0.6
Personal Products                                    0.6
Asset Management & Custody Banks                     0.6
Broadcasting & Cable TV                              0.6
Hypermarkets & Super Centers                         0.6
Internet Retail                                      0.6
Electronic Manufacturing Services                    0.6
Diversified Metals & Mining                          0.6
Integrated Oil & Gas                                 0.6
Automotive Retail                                    0.6
Health Care Supplies                                 0.5
Distillers & Vintners                                0.5
Fertilizers & Agricultural Chemicals                 0.5
Coal & Consumable Fuels                              0.5
Data Processing & Outsourcing Services               0.5
Specialty Stores                                     0.4
Wireless Telecommunication Services                  0.4
Industrial Machinery                                 0.3
Air Freight & Logistics                              0.3
Computer & Electronics Retail                        0.2
Thrifts & Mortgage Finance                           0.0


                                    (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 6/30/05
                              (continued from previous page)
Total Long-Term Investments                         93.2%
Short-Term Investments                               7.0
Liabilities in Excess of Other Assets               -0.2
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Holdings and Summary of Investments by Industry Classification are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 - 06/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              -------------------------------------------------
                                                                 1/1/05           6/30/05       1/1/05-6/30/05
Class I
  Actual....................................................    $1,000.00        $  996.47           $3.81
  Hypothetical..............................................     1,000.00         1,020.99            3.86
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00           995.10            5.05
  Hypothetical..............................................     1,000.00         1,019.69            5.11
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.77% and 1.02% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by portfolio assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with investment adviser the resources available and used in managing the portfolio. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

                                       NUMBER OF
DESCRIPTION                             SHARES        VALUE
---------------------------------------------------------------
COMMON STOCKS  93.2%
AEROSPACE & DEFENSE  3.9%
Boeing Co............................    70,000    $  4,620,000
Goodrich Corp........................    55,000       2,252,800
Lockheed Martin Corp.................    45,000       2,919,150
Precision Castparts Corp.............    20,000       1,558,000
Rockwell Collins, Inc................    50,000       2,384,000
United Technologies Corp.............    80,000       4,108,000
                                                   ------------
                                                     17,841,950
                                                   ------------
AIR FREIGHT & LOGISTICS  0.3%
C.H. Robinson Worldwide, Inc.........    25,000       1,455,000
                                                   ------------
APPAREL, ACCESSORIES & LUXURY GOODS  0.9%
Coach, Inc. (a)......................   120,000       4,028,400
                                                   ------------

APPAREL RETAIL  2.9%
Abercrombie & Fitch Co., Class A.....    80,000       5,496,000
American Eagle Outfitters, Inc.......   100,000       3,065,000
Chico's FAS, Inc. (a)................    80,000       2,742,400
Urban Outfitters, Inc. (a)...........    35,000       1,984,150
                                                   ------------
                                                     13,287,550
                                                   ------------
APPLICATION SOFTWARE  2.3%
Autodesk, Inc. (a)...................   160,000       5,499,200
Macromedia, Inc. (a).................    40,000       1,528,800
SAP AG--ADR (Germany)................    85,000       3,680,500
                                                   ------------
                                                     10,708,500
                                                   ------------
ASSET MANAGEMENT & CUSTODY BANKS  0.6%
Franklin Resources, Inc..............    35,000       2,694,300
                                                   ------------

AUTOMOTIVE RETAIL  0.6%
Advance Auto Parts, Inc. (a).........    40,000       2,582,000
                                                   ------------
BIOTECHNOLOGY  5.4%
Affymetrix, Inc. (a).................    45,000       2,426,850
Amgen, Inc. (a)......................    65,000       3,929,900
Celgene Corp. (a)....................    65,000       2,650,050
Genentech, Inc. (a)..................    85,000       6,823,800
Genzyme Corp. (a)....................    60,000       3,605,400
Gilead Sciences, Inc. (a)............    80,000       3,519,200
Invitrogen Corp. (a).................    25,000       2,082,250
                                                   ------------
                                                     25,037,450
                                                   ------------
BROADCASTING & CABLE TV  0.6%
XM Satellite Radio Holdings, Inc.,
  Class A (a)........................    80,000       2,692,800
                                                   ------------

CASINOS & GAMING  0.8%
Boyd Gaming Corp.....................    45,000       2,300,850
Penn National Gaming, Inc. (a).......    40,000       1,460,000
                                                   ------------
                                                      3,760,850
                                                   ------------
COAL & CONSUMABLE FUELS  0.5%
Arch Coal, Inc.......................    40,000       2,178,800
                                                   ------------

COMMUNICATIONS EQUIPMENT  3.1%
Comverse Technology, Inc. (a)........   115,000       2,719,750
Corning, Inc. (a)....................    85,000       1,412,700
F5 Networks, Inc. (a)................    20,000         944,700
Juniper Networks, Inc. (a)...........   120,000       3,021,600
Nokia Corp.--ADR (Finland)...........   230,000       3,827,200
Scientific-Atlanta, Inc..............    70,000       2,328,900
                                                   ------------
                                                     14,254,850
                                                   ------------

                                       NUMBER OF
DESCRIPTION                             SHARES        VALUE
---------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL  0.2%
Best Buy Co., Inc....................    15,000    $  1,028,250
                                                   ------------

COMPUTER HARDWARE  3.9%
Apple Computer, Inc. (a).............   215,000       7,914,150
Dell, Inc. (a).......................   125,000       4,938,750
Hewlett-Packard Co...................   105,000       2,468,550
NCR Corp. (a)........................    80,000       2,809,600
                                                   ------------
                                                     18,131,050
                                                   ------------
COMPUTER STORAGE & PERIPHERALS  1.2%
EMC Corp. (a)........................   250,000       3,427,500
Network Appliance, Inc. (a)..........    80,000       2,261,600
                                                   ------------
                                                      5,689,100
                                                   ------------
CONSUMER FINANCE  1.1%
American Express Co..................    50,000       2,661,500
Capital One Financial Corp...........    30,000       2,400,300
                                                   ------------
                                                      5,061,800
                                                   ------------
DATA PROCESSING & OUTSOURCING SERVICES  0.5%
Fiserv, Inc. (a).....................    50,000       2,147,500
                                                   ------------

DEPARTMENT STORES  2.2%
Federated Department Stores, Inc.....    45,000       3,297,600
J.C. Penney Co., Inc.................    75,000       3,943,500
Nordstrom, Inc.......................    45,000       3,058,650
                                                   ------------
                                                     10,299,750
                                                   ------------
DISTILLERS & VINTNERS  0.5%
Constellation Brands, Inc., Class A
  (a)................................    80,000       2,360,000
                                                   ------------

DIVERSIFIED BANKS  1.6%
Bank of America Corp.................    85,000       3,876,850
Wachovia Corp........................    75,000       3,720,000
                                                   ------------
                                                      7,596,850
                                                   ------------
DIVERSIFIED METALS & MINING  0.6%
Peabody Energy Corp..................    50,000       2,602,000
                                                   ------------

DRUG RETAIL  0.9%
CVS Corp.............................   150,000       4,360,500
                                                   ------------

ELECTRIC UTILITIES  1.1%
Edison International, Inc............    35,000       1,419,250
Exelon Corp..........................    70,000       3,593,100
                                                   ------------
                                                      5,012,350
                                                   ------------
ELECTRONIC MANUFACTURING SERVICES  0.6%
Jabil Circuit, Inc. (a)..............    85,000       2,612,050
                                                   ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.5%
Monsanto Co..........................    35,000       2,200,450
                                                   ------------

FOOTWEAR  0.8%
Nike, Inc., Class B..................    45,000       3,897,000
                                                   ------------

HEALTH CARE EQUIPMENT  1.7%
Becton, Dickinson & Co...............    40,000       2,098,800
C.R. Bard, Inc.......................    40,000       2,660,400
St. Jude Medical, Inc. (a)...........    70,000       3,052,700
                                                   ------------
                                                      7,811,900
                                                   ------------
HEALTH CARE FACILITIES  1.4%
HCA, Inc.............................    70,000       3,966,900
Triad Hospitals, Inc. (a)............    45,000       2,458,800
                                                   ------------
                                                      6,425,700
                                                   ------------

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                       NUMBER OF
DESCRIPTION                             SHARES        VALUE
---------------------------------------------------------------
x
HEALTH CARE SERVICES  2.7%
Caremark Rx, Inc. (a)................   100,000    $  4,452,000
Medco Health Solutions, Inc. (a).....    60,000       3,201,600
Omnicare, Inc........................    20,000         848,600
Quest Diagnostics, Inc...............    70,000       3,728,900
                                                   ------------
                                                     12,231,100
                                                   ------------
HEALTH CARE SUPPLIES  0.5%
Bausch & Lomb, Inc...................    30,000       2,490,000
                                                   ------------
HOMEBUILDING  2.3%
D.R. Horton, Inc.....................    65,000       2,444,650
KB HOME..............................    50,000       3,811,500
Toll Brothers, Inc. (a)..............    45,000       4,569,750
                                                   ------------
                                                     10,825,900
                                                   ------------
HOTELS, RESORTS & CRUISE LINES  1.3%
Hilton Hotels Corp...................    85,000       2,027,250
Starwood Hotels & Resorts Worldwide,
  Inc................................    65,000       3,807,050
                                                   ------------
                                                      5,834,300
                                                   ------------
HYPERMARKETS & SUPER CENTERS  0.6%
Costco Wholesale Corp................    60,000       2,689,200
                                                   ------------

INDUSTRIAL CONGLOMERATES  1.6%
General Electric Co..................   145,000       5,024,250
Textron, Inc.........................    30,000       2,275,500
                                                   ------------
                                                      7,299,750
                                                   ------------
INDUSTRIAL MACHINERY  0.3%
ITT Industries, Inc..................    15,000       1,464,450
                                                   ------------

INTEGRATED OIL & GAS  0.6%
Exxon Mobil Corp.....................    45,000       2,586,150
                                                   ------------

INTERNET RETAIL  0.6%
eBay, Inc. (a).......................    80,000       2,640,800
                                                   ------------

INTERNET SOFTWARE & SERVICES  3.0%
Google, Inc., Class A (a)............    20,000       5,883,000
VeriSign, Inc. (a)...................    75,000       2,157,000
Yahoo!, Inc. (a).....................   165,000       5,717,250
                                                   ------------
                                                     13,757,250
                                                   ------------
INVESTMENT BANKING & BROKERAGE  1.2%
Bear Stearns Co., Inc................    35,000       3,637,900
Lehman Brothers Holdings, Inc........    20,000       1,985,600
                                                   ------------
                                                      5,623,500
                                                   ------------
IT CONSULTING & OTHER SERVICES  0.8%
Cognizant Technology Solutions Corp.,
  Class A (a)........................    75,000       3,534,750
                                                   ------------
LIFE & HEALTH INSURANCE  0.9%
Prudential Financial, Inc............    60,000       3,939,600
                                                   ------------

MANAGED HEALTH CARE  4.1%
Aetna, Inc...........................    65,000       5,383,300
Humana, Inc. (a).....................    60,000       2,384,400
Pacificare Health Systems, Inc.
  (a)................................    35,000       2,500,750
UnitedHealth Group, Inc..............   114,000       5,943,960
WellPoint, Inc. (a)..................    40,000       2,785,600
                                                   ------------
                                                     18,998,010
                                                   ------------

                                       NUMBER OF
DESCRIPTION                             SHARES        VALUE
---------------------------------------------------------------
MOVIES & ENTERTAINMENT  1.5%
News Corp., Ltd......................   170,000    $  2,866,200
Walt Disney Co.......................   160,000       4,028,800
                                                   ------------
                                                      6,895,000
                                                   ------------
OIL & GAS DRILLING  2.5%
Diamond Offshore Drilling, Inc.......    60,000       3,205,800
GlobalSantaFe Corp...................    50,000       2,040,000
Noble Corp...........................    60,000       3,690,600
Patterson UTI Energy, Inc............    85,000       2,365,550
                                                   ------------
                                                     11,301,950
                                                   ------------
OIL & GAS EXPLORATION & PRODUCTION  3.3%
Burlington Resources, Inc............    85,000       4,695,400
Devon Energy Corp....................    55,000       2,787,400
EOG Resources, Inc...................    65,000       3,692,000
Noble Energy, Inc....................    25,000       1,891,250
Quicksilver Resources, Inc. (a)......    35,000       2,237,550
                                                   ------------
                                                     15,303,600
                                                   ------------
OIL & GAS REFINING & MARKETING  0.6%
Sunoco, Inc..........................    25,000       2,842,000
                                                   ------------

PACKAGED FOODS & MEATS  1.7%
General Mills, Inc...................    45,000       2,105,550
Hershey Foods Corp...................    65,000       4,036,500
Kellogg Co...........................    40,000       1,777,600
                                                   ------------
                                                      7,919,650
                                                   ------------
PERSONAL PRODUCTS  0.6%
Gillette Co..........................    55,000       2,784,650
                                                   ------------

PHARMACEUTICALS  6.0%
GlaxoSmithKline PLC--ADR (United
  Kingdom)...........................    65,000       3,153,150
Johnson & Johnson....................   150,000       9,750,000
Novartis AG--ADR (Switzerland).......    80,000       3,795,200
Roche Holdings, Inc.--
  ADR (Switzerland)..................    70,000       4,431,350
Teva Pharmaceutical Industries,
  Ltd.--ADR (Israel).................    80,000       2,491,200
Wyeth, Inc...........................    90,000       4,005,000
                                                   ------------
                                                     27,625,900
                                                   ------------
PROPERTY & CASUALTY  0.8%
ACE, Ltd. (Bermuda)..................    30,000       1,345,500
Allstate Corp........................    40,000       2,390,000
                                                   ------------
                                                      3,735,500
                                                   ------------
PUBLISHING  0.9%
Getty Images, Inc. (a)...............    35,000       2,599,100
McGraw-Hill Co., Inc.................    40,000       1,770,000
                                                   ------------
                                                      4,369,100
                                                   ------------
RAILROADS  0.8%
Burlington Northern Santa Fe Corp....    75,000       3,531,000
                                                   ------------

RESTAURANTS  1.5%
Darden Restaurants, Inc..............    65,000       2,143,700
Starbucks Corp. (a)..................    35,000       1,808,100
Yum! Brands, Inc.....................    55,000       2,864,400
                                                   ------------
                                                      6,816,200
                                                   ------------
SEMICONDUCTOR EQUIPMENT  1.2%
Applied Materials, Inc...............   165,000       2,669,700
Lam Research Corp. (a)...............   105,000       3,038,700
                                                   ------------
                                                      5,708,400
                                                   ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                       NUMBER OF
DESCRIPTION                             SHARES        VALUE
---------------------------------------------------------------
SEMICONDUCTORS  5.8%
Altera Corp. (a).....................   105,000    $  2,081,100
Broadcom Corp., Class A (a)..........   105,000       3,728,550
Intel Corp...........................   230,000       5,993,800
Marvell Technology Group, Ltd.
  (Bermuda) (a)......................   150,000       5,706,000
National Semiconductor Corp..........   125,000       2,753,750
NVIDIA Corp. (a).....................    80,000       2,137,600
Texas Instruments, Inc...............   160,000       4,491,200
                                                   ------------
                                                     26,892,000
                                                   ------------
SOFT DRINKS  0.8%
PepsiCo, Inc.........................    65,000       3,505,450
                                                   ------------

SPECIALIZED FINANCE  0.6%
Chicago Mercantile Exchange..........    10,000       2,955,000
                                                   ------------

SPECIALTY STORES  0.4%
Michaels Stores, Inc.................    50,000       2,068,500
                                                   ------------
SYSTEMS SOFTWARE  1.9%
Adobe Systems, Inc...................   170,000       4,865,400
Microsoft Corp.......................   165,000       4,098,600
                                                   ------------
                                                      8,964,000
                                                   ------------
THRIFTS & MORTGAGE FINANCE  0.0%
Countrywide Financial Corp...........         1              39
                                                   ------------

                                       NUMBER OF
DESCRIPTION                             SHARES        VALUE
---------------------------------------------------------------
TRADERS  0.7%
TXU Corp.............................    40,000    $  3,323,600
                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES  0.4%
Nextel Partners, Inc., Class A (a)...    65,000       1,636,050
                                                   ------------

TOTAL LONG-TERM INVESTMENTS  93.2%
  (Cost $360,910,311)...........................    429,851,049

REPURCHASE AGREEMENT  7.0%
State Street Bank & Trust Co. ($32,151,000 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  3.25%, dated 06/30/05, to be sold on 07/01/05
  at $32,153,903)
  (Cost $32,151,000)............................     32,151,000
                                                   ------------

TOTAL INVESTMENTS  100.2%
  (Cost $393,061,311)...........................    462,002,049
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)...     (1,149,089)
                                                   ------------

NET ASSETS  100.0%..............................   $460,852,960
                                                   ============

    Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $393,061,311).......................  $ 462,002,049
Cash........................................................            381
Receivables:
  Investments Sold..........................................      6,007,874
  Portfolio Shares Sold.....................................        640,339
  Dividends.................................................        199,506
  Interest..................................................          2,903
Other.......................................................         87,969
                                                              -------------
    Total Assets............................................    468,941,021
                                                              -------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      6,538,975
  Portfolio Shares Repurchased..............................        930,925
  Investment Advisory Fee...................................        268,292
  Distributor and Affiliates................................        117,495
Trustees' Deferred Compensation and Retirement Plans........        120,503
Accrued Expenses............................................        111,871
                                                              -------------
    Total Liabilities.......................................      8,088,061
                                                              -------------
NET ASSETS..................................................  $ 460,852,960
                                                              =============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 774,242,405
Net Unrealized Appreciation.................................     68,940,738
Accumulated Undistributed Net Investment Income.............        135,208
Accumulated Net Realized Loss...............................   (382,465,391)
                                                              -------------
NET ASSETS..................................................  $ 460,852,960
                                                              =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $208,516,559 and
    8,064,703 shares of beneficial interest issued and
    outstanding)............................................  $       25.86
                                                              =============
  Class II Shares (Based on net assets of $252,336,401 and
    9,816,045 shares of beneficial interest issued and
    outstanding)............................................  $       25.71
                                                              =============

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $41,404).....    $  1,901,323
Interest....................................................         440,297
                                                                ------------
    Total Income............................................       2,341,620
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................       1,617,532
Distribution (12b-1) and Service Fees.......................         309,226
Custody.....................................................          27,380
Legal.......................................................          13,318
Trustees' Fees and Related Expenses.........................          11,451
Shareholder Services........................................           8,872
Other.......................................................         110,391
                                                                ------------
    Total Expenses..........................................       2,098,170
    Less Credits Earned on Cash Balances....................             136
                                                                ------------
    Net Expenses............................................       2,098,034
                                                                ------------
NET INVESTMENT INCOME.......................................    $    243,586
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $ 10,058,390
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      82,118,756
  End of the Period.........................................      68,940,738
                                                                ------------
Net Unrealized Depreciation During the Period...............     (13,178,018)
                                                                ------------
NET REALIZED AND UNREALIZED LOSS............................    $ (3,119,628)
                                                                ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................    $ (2,876,042)
                                                                ============

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                  FOR THE             FOR THE
                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2005     DECEMBER 31, 2004
                                                              ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................    $    243,586       $     589,776
Net Realized Gain...........................................      10,058,390          41,073,671
Net Unrealized Depreciation During the Period...............     (13,178,018)        (10,164,462)
                                                                ------------       -------------
Change in Net Assets from Operations........................      (2,876,042)         31,498,985
                                                                ------------       -------------

Distributions from Net Investment Income:
  Class I Shares............................................        (570,941)                -0-
  Class II Shares...........................................         (31,865)                -0-
                                                                ------------       -------------
Total Distributions.........................................        (602,806)                -0-
                                                                ------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........      (3,478,848)         31,498,985
                                                                ------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................      23,519,815         100,806,542
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         602,806                 -0-
Cost of Shares Repurchased..................................     (52,752,933)       (121,920,660)
                                                                ------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........     (28,630,312)        (21,114,118)
                                                                ------------       -------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................     (32,109,160)         10,384,867
NET ASSETS:
Beginning of the Period.....................................     492,962,120         482,577,253
                                                                ------------       -------------
End of the Period (Including accumulated undistributed net
  investment income of $135,208 and $494,428,
  respectively).............................................    $460,852,960       $ 492,962,120
                                                                ============       =============

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                 SIX MONTHS                            YEAR ENDED DECEMBER 31,
CLASS I SHARES                                      ENDED           -------------------------------------------------------------
                                                JUNE 30, 2005        2004         2003         2002          2001          2000
                                                ---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....       $26.02           $24.31       $19.09       $ 28.36       $ 41.44       $ 46.22
                                                   ------           ------       ------       -------       -------       -------
  Net Investment Income/Loss................          .03(a)           .06(a)      (.06)(a)      (.04)(a)       .08           .04
  Net Realized and Unrealized Gain/Loss.....         (.12)            1.65         5.28         (9.15)       (13.13)        (4.67)
                                                   ------           ------       ------       -------       -------       -------
Total from Investment Operations............         (.09)            1.71         5.22         (9.19)       (13.05)        (4.63)
                                                   ------           ------       ------       -------       -------       -------
Less:
  Distributions from Net Investment
    Income..................................          .07              -0-          -0-           .08           .03           -0-
  Distributions from Net Realized Gain......          -0-              -0-          -0-           -0-           -0-           .15
                                                   ------           ------       ------       -------       -------       -------
Total Distributions.........................          .07              -0-          -0-           .08           .03           .15
                                                   ------           ------       ------       -------       -------       -------
NET ASSET VALUE, END OF THE PERIOD..........       $25.86           $26.02       $24.31       $ 19.09       $ 28.36       $ 41.44
                                                   ======           ======       ======       =======       =======       =======

Total Return................................       -0.35%*           7.03%       27.34%       -32.48%       -31.49%       -10.15%
Net Assets at End of the Period (In
  millions).................................       $208.5           $235.3       $263.5       $ 229.3       $ 398.4       $ 602.6
Ratio of Expenses to Average Net Assets.....         .77%             .77%         .77%          .78%          .76%          .75%
Ratio of Net Investment Income/Loss to
  Average Net Assets........................         .24%             .23%        (.27%)        (.15%)         .26%          .09%
Portfolio Turnover..........................          47%*            174%         170%          234%          174%          108%

*   Non-Annualized

(a) Based on average shares outstanding.

See Notes to Financial Statements                                             15

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                               SEPTEMBER 18, 2000
                                                                                                                 (COMMENCEMENT
                                      SIX MONTHS                     YEAR ENDED DECEMBER 31,                     OF INVESTMENT
CLASS II SHARES                          ENDED           -----------------------------------------------         OPERATIONS) TO
                                     JUNE 30, 2005        2004         2003         2002          2001         DECEMBER 31, 2000
                                     --------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................       $25.84           $24.20       $19.05       $ 28.30       $ 41.41            $ 53.39
                                        ------           ------       ------       -------       -------            -------
  Net Investment Income/Loss.....          -0-**(a)         -0-**(a)    (.11)(a)      (.09)(a)      (.03)               .01
  Net Realized and Unrealized
    Gain/Loss....................         (.13)            1.64         5.26         (9.15)       (13.08)            (11.99)
                                        ------           ------       ------       -------       -------            -------
Total from Investment
  Operations.....................         (.13)            1.64         5.15         (9.24)       (13.11)            (11.98)
Less Distributions from Net
  Investment Income..............          -0-**            -0-          -0-           .01           -0-                -0-
                                        ------           ------       ------       -------       -------            -------
NET ASSET VALUE, END OF THE
  PERIOD.........................       $25.71           $25.84       $24.20       $ 19.05       $ 28.30            $ 41.41
                                        ======           ======       ======       =======       =======            =======

Total Return (b).................       -0.49%*           6.78%       27.03%       -32.65%       -31.66%            -22.44%*
Net Assets at End of the Period
  (In millions)..................       $252.3           $257.6       $219.1       $ 124.1       $ 121.6            $  51.5
Ratio of Expenses to Average Net
  Assets.........................        1.02%            1.02%        1.02%         1.03%         1.01%              1.00%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets.........................        (.01%)            .02%        (.52%)        (.40%)        (.10%)              .16%
Portfolio Turnover...............          47%*            174%         170%          234%          174%               108%

*   Non-Annualized

**  Amount is less than $.01.

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

 16                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Emerging Growth Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital appreciation. The Portfolio commenced investment operations on July 3, 1995. The distribution of the Portfolio's Class II Shares commenced on September 18, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2004, the Portfolio had an accumulated capital loss carryforward for tax purposes of $392,259,498 which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$245,426,322................................................  December 31, 2009
 144,941,795................................................  December 31, 2010
   1,891,381................................................  December 31, 2011

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $393,325,594
                                                              ============
Gross tax unrealized appreciation...........................    72,886,457
Gross tax unrealized depreciation...........................    (4,210,002)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 68,676,455
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $601,199

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2005, the Portfolio's custody fee was reduced by $136 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .70%
Next $500 million...........................................       .65%
Over $1 billion.............................................       .60%

    The Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .85% and 1.10% for Class I and II, respectively. For the six months ended June 30, 2005, the Advisor did not waive any of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $13,300, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each fund. For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $17,900, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, invested in the common shares of those funds selected by the trustees. Investments in such funds of $64,444 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2005, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $58,224.

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At June 30, 2005, capital aggregated $489,284,385 and $284,958,020 for Classes I and II, respectively. For the six months ended June 30, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class I...................................................     274,015    $  6,941,065
  Class II..................................................     660,745      16,578,750
                                                              ----------    ------------
Total Sales.................................................     934,760    $ 23,519,815
                                                              ==========    ============
Dividend Reinvestment:
  Class I...................................................      22,692    $    570,941
  Class II..................................................       1,274          31,865
                                                              ----------    ------------
Total Dividend Reinvestment.................................      23,966    $    602,806
                                                              ==========    ============
Repurchases:
  Class I...................................................  (1,276,218)   $(32,239,929)
  Class II..................................................    (817,847)    (20,513,004)
                                                              ----------    ------------
Total Repurchases...........................................  (2,094,065)   $(52,752,933)
                                                              ==========    ============

    At December 31, 2004, capital aggregated $514,012,308 and $288,860,409 for Classes I and II, respectively. For the year ended December 31, 2004, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class I...................................................   1,749,519    $  43,339,641
  Class II..................................................   2,375,553       57,466,901
                                                              ----------    -------------
Total Sales.................................................   4,125,072    $ 100,806,542
                                                              ==========    =============
Repurchases:
  Class I...................................................  (3,547,310)   $ (86,904,544)
  Class II..................................................  (1,456,974)     (35,016,116)
                                                              ----------    -------------
Total Repurchases...........................................  (5,004,284)   $(121,920,660)
                                                              ==========    =============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $205,696,854 and $229,378,992, respectively.

5. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to such shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEPHANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRET
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested Persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Emerging Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Emerging Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                               LH SAR EMG 8/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-01871P-Y06/05

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Enterprise Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2005.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. PORTFOLIOS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/05

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                   CLASS I                CLASS II
 TOTAL RETURNS                 since 4/07/86           since 7/24/00

 Since Inception                    7.54%                 -10.33%

 10-year                            6.33                      --

 5-year                            -9.87                      --

 1-year                             4.59                    4.32

 6-month                            0.59                    0.49
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

The Russell 1000 Growth Index is generally representative of the U.S. market for large-capitalization growth stocks. The S&P 500 Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Portfolio Report

FOR THE 6-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen Life Investment Trust--Enterprise Portfolio is managed by the Adviser's Enterprise team.(1) Current members include Sandip Bhagat, Managing Director of the Adviser; and Feng Chang, Kevin Jung, Leah Modigliani and Hooman Yaghoobi, Executive Directors of the Adviser.

MARKET CONDITIONS

Major factors driving the stock market during the portfolio's six-month reporting period included oil prices, the interest rate environment, and corporate earnings. Following a rally in the fourth quarter of 2004, the U.S. equity market retreated early in 2005. As oil prices soared to more than $60 per barrel by the close of the period, investors feared for the future pace of U.S. economic growth. The Federal Open Market Committee (the "Fed") continued to increase the federal funds target rate at each of its meetings. While short-term interest rates increased, long-term rates fell, and this flattening of the yield curve concerned some investors who believed it indicated trouble ahead.

The period was not without its more optimistic signs. Although the technology sector reported weaker than expected earnings, corporate earnings overall were more positive than investors had anticipated. As mortgage rates fell along with the long-term interest rates, consumer confidence strengthened. Moreover, in the final months of the period, investors were encouraged by signs that the Fed appeared to be nearing the end of its rate tightening cycle.

Within the portfolio's universe of Russell 1000 Growth Index stocks, energy, utilities and health care were the index's best performing sectors, while all other market sectors posted negative returns.

PERFORMANCE ANALYSIS

The portfolio returned 0.59 percent for the six months ended June 30, 2005 (Class I shares). In comparison, the portfolio's benchmark indexes, the Russell 1000 Growth Index and the S&P 500 Index, returned -1.72 percent and -0.81 percent for the period, respectively.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

-------------------------------------------------------------
                           RUSSELL 1000
      CLASS I   CLASS II   GROWTH INDEX   S&P 500 INDEX

       0.59%      0.49%       -1.72%         -0.81%
-------------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definitions.

The portfolio outperformed the Russell 1000 Growth Index primarily due to strong stock selection in three sectors: consumer discretionary, health care, and consumer staples. These sectors had negative returns in the overall market for the six-month period. In contrast, the portfolio's individual holdings within these groups achieved positive performance. Specialty retail and household durables stocks drove the portfolio's returns within the consumer discretionary space. The portfolio's health care providers and services stocks performed well. Holdings in beverages and food and staples retailing led the portfolio's consumer staples group.

However, the portfolio suffered from poor stock selection in the industrials group. Specifically, air freight and logistics holdings were especially weak, as were industrial conglomerates. Elevated energy costs hurt these companies' profit margins because they were unable to defer the costs to their customers. Holdings in the technology sector were also a detractor from overall performance. A sluggish technology spending environment has continued to dim investors' enthusiasm for technology stocks. The computers and peripherals, Internet software and services, and software groups dampened the portfolio's return.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the portfolio in the future.

(1)Team members may change without notice at any time.

TOP 10 HOLDINGS AS OF 6/30/05
Johnson & Johnson                                    3.8%
Dell, Inc.                                           3.1
General Electric Co.                                 3.1
Procter & Gamble Co.                                 2.4
Intel Corp.                                          2.3
Microsoft Corp.                                      2.3
UnitedHealth Group, Inc.                             2.2
United Technologies Corp.                            2.2
Amgen, Inc.                                          2.0
CVS Corp.                                            2.0

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 6/30/05
Pharmaceuticals                                      8.3%
Managed Health Care                                  6.6
Computer Hardware                                    5.3
Communications Equipment                             4.9
Biotechnology                                        4.6
Industrial Conglomerates                             4.2
Systems Software                                     3.9
Health Care Services                                 3.8
Semiconductors                                       3.7
Aerospace & Defense                                  2.7
Diversified Banks                                    2.6
Integrated Telecommunication Services                2.6
Hotels, Resorts & Cruise Lines                       2.5
Household Products                                   2.4
Apparel Retail                                       2.2
Consumer Finance                                     2.2
Data Processing & Outsourcing Services               2.1
Drug Retail                                          2.0
Hypermarkets & Super Centers                         1.9
Internet Software & Services                         1.6
Soft Drinks                                          1.5
General Merchandise Stores                           1.5
Homebuilding                                         1.3
Packaged Foods & Meats                               1.3
Personal Products                                    1.3
Application Software                                 1.3
Industrial Machinery                                 1.2
Investment Banking & Brokerage                       1.2
Health Care Equipment                                1.2
Electrical Components & Equipment                    1.2
Computer Storage & Peripherals                       1.2
Distillers & Vintners                                1.0
Movies & Entertainment                               1.0
Multi-line Insurance                                 1.0
Integrated Oil & Gas                                 0.9
Semiconductor Equipment                              0.8
Other Diversified Financial Services                 0.7
Home Improvement Retail                              0.7
Casinos & Gaming                                     0.6
Thrifts & Mortgage Finance                           0.6
Oil & Gas Equipment & Services                       0.5
Apparel, Accessories & Luxury Goods                  0.5
Restaurants                                          0.5
Education Services                                   0.5
Health Care Facilities                               0.5
IT Consulting & Other Services                       0.5
Air Freight & Logistics                              0.5
Household Appliances                                 0.4
Construction & Farm Machinery & Heavy Trucks         0.4
Internet Retail                                      0.4
Department Stores                                    0.4
Diversified Commercial & Professional Services       0.4
Leisure Products                                     0.4
Electronic Equipment Manufacturers                   0.4
Footwear                                             0.3
                                                   -----
Total Long-Term Investments                         98.2%
Short-Term Investments                               2.0
Liabilities in Excess of Other Assets               -0.2
                                                   -----
Net Assets                                         100.0%


Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/05 - 6/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                           BEGINNING         ENDING        EXPENSES PAID
                         ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                         ------------------------------------------------
                            1/1/05           6/30/05       1/1/05-6/30/05
Class I
  Actual...............    $1,000.00        $1,005.95          $2.98
  Hypothetical.........     1,000.00         1,021.79           3.01
  (5% annual return
    before expenses)
Class II
  Actual...............     1,000.00         1,004.88           4.23
  Hypothetical.........     1,000.00         1,020.59           4.26
  (5% annual return
    before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by portfolio assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with investment adviser the resources available and used in managing the portfolio and changes made in the portfolio's portfolio management team over time. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  98.2%
AEROSPACE & DEFENSE 2.7%
Precision Castparts Corp. ..........    10,000     $    779,000
United Technologies Corp. ..........    56,800        2,916,680
                                                   ------------
                                                      3,695,680
                                                   ------------

AIR FREIGHT & LOGISTICS  0.5%
FedEx Corp. ........................     7,800          631,878
                                                   ------------
APPAREL, ACCESSORIES & LUXURY GOODS  0.5%
Coach, Inc. (a).....................    21,400          718,398
                                                   ------------
APPAREL RETAIL  2.2%
Abercrombie & Fitch Co., Class A....    12,700          872,490
American Eagle Outfitters, Inc. ....    19,400          594,610
Chico's FAS, Inc. (a)...............    17,500          599,900
Pacific Sunwear of California, Inc.
  (a)...............................    17,500          402,325
Urban Outfitters, Inc. (a)..........     9,700          549,893
                                                   ------------
                                                      3,019,218
                                                   ------------
APPLICATION SOFTWARE  1.3%
SAP AG--ADR (Germany)...............    39,400        1,706,020
                                                   ------------
BIOTECHNOLOGY  4.6%
Amgen, Inc. (a).....................    44,900        2,714,654
Celgene Corp. (a)...................    44,100        1,797,957
Gilead Sciences, Inc. (a)...........    40,100        1,763,999
                                                   ------------
                                                      6,276,610
                                                   ------------
CASINOS & GAMING  0.6%
Harrah's Entertainment, Inc. .......    10,800          778,356
                                                   ------------
COMMUNICATIONS EQUIPMENT  4.9%
ADTRAN, Inc. .......................    43,700        1,083,323
Cisco Systems, Inc. (a).............   110,500        2,111,655
Comverse Technology, Inc. (a).......    24,200          572,330
Corning, Inc. (a)...................    59,200          983,904
Juniper Networks, Inc. (a)..........    27,100          682,378
Motorola, Inc. .....................    41,700          761,442
QUALCOMM, Inc. .....................    12,400          409,324
                                                   ------------
                                                      6,604,356
                                                   ------------
COMPUTER HARDWARE  5.3%
Apple Computer, Inc. (a)............    17,000          625,770
Avid Technology, Inc. (a)...........    11,800          628,704
Dell, Inc. (a)......................   106,100        4,192,011
International Business Machines
  Corp. ............................    22,800        1,691,760
                                                   ------------
                                                      7,138,245
                                                   ------------
COMPUTER STORAGE & PERIPHERALS  1.2%
EMC Corp. (a).......................   109,700        1,503,987
Lexmark International, Inc., Class A
  (a)...............................     1,500           97,245
                                                   ------------
                                                      1,601,232
                                                   ------------
CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS  0.4%
Deere & Co. ........................     9,300          609,057
                                                   ------------
CONSUMER FINANCE  2.2%
American Express Co. ...............    36,250        1,929,587
Capital One Financial Corp. ........    12,700        1,016,127
                                                   ------------
                                                      2,945,714
                                                   ------------

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
DATA PROCESSING & OUTSOURCING SERVICES  2.1%
Affiliated Computer Services, Inc.,
  Class A (a).......................     9,700     $    495,670
Automatic Data Processing, Inc. ....    42,700        1,792,119
First Data Corp. ...................    13,600          545,904
                                                   ------------
                                                      2,833,693
                                                   ------------
DEPARTMENT STORES  0.4%
Nordstrom, Inc. ....................     8,700          591,339
                                                   ------------

DISTILLERS & VINTNERS  1.0%
Brown-Forman Corp., Class B.........    23,400        1,414,764
                                                   ------------

DIVERSIFIED BANKS  2.6%
Bank of America Corp. ..............    55,000        2,508,550
Wells Fargo & Co. ..................    17,500        1,077,650
                                                   ------------
                                                      3,586,200
                                                   ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES  0.4%
Brink's Co. ........................    14,500          522,000
                                                   ------------

DRUG RETAIL  2.0%
CVS Corp. ..........................    93,300        2,712,231
                                                   ------------

EDUCATION SERVICES  0.5%
Career Education Corp. (a)..........    18,500          677,285
                                                   ------------

ELECTRICAL COMPONENTS & EQUIPMENT  1.2%
AMETEK, Inc. .......................    21,400          895,590
Rockwell Automation, Inc. ..........    15,500          755,005
                                                   ------------
                                                      1,650,595
                                                   ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.4%
Mettler-Toledo International, Inc.
  (a)...............................    10,700          498,406
                                                   ------------

FOOTWEAR  0.3%
Reebok International, Ltd. .........     9,900          414,117
                                                   ------------

GENERAL MERCHANDISE STORES  1.5%
Target Corp. .......................    36,900        2,007,729
                                                   ------------

HEALTH CARE EQUIPMENT  1.2%
St. Jude Medical, Inc. (a)..........    19,400          846,034
Zimmer Holdings, Inc. (a)...........    10,700          815,019
                                                   ------------
                                                      1,661,053
                                                   ------------
HEALTH CARE FACILITIES  0.5%
Manor Care, Inc. ...................    16,500          655,545
                                                   ------------

HEALTH CARE SERVICES  3.8%
Caremark Rx, Inc. (a)...............    29,200        1,299,984
DaVita, Inc. (a)....................    11,600          527,568
Laboratory Corp. of America Holdings
  (a)...............................    26,200        1,307,380
Lincare Holdings, Inc. (a)..........    13,700          559,508
Medco Health Solutions, Inc. (a)....    14,500          773,720
Quest Diagnostics, Inc. ............    11,600          617,932
                                                   ------------
                                                      5,086,092
                                                   ------------
HOME IMPROVEMENT RETAIL  0.7%
Home Depot, Inc. ...................    24,600          956,940
                                                   ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
HOMEBUILDING  1.3%
D.R. Horton, Inc. ..................    37,433     $  1,407,855
M.D.C. Holdings, Inc. ..............     4,600          378,350
                                                   ------------
                                                      1,786,205
                                                   ------------
HOTELS, RESORTS & CRUISE LINES  2.5%
Carnival Corp. (Panama).............    13,400          730,970
Marriott International, Inc., Class
  A.................................    19,400        1,323,468
Starwood Hotels & Resorts Worldwide,
  Inc. .............................    22,100        1,294,397
                                                   ------------
                                                      3,348,835
                                                   ------------
HOUSEHOLD APPLIANCES  0.4%
Black & Decker Corp. ...............     6,800          610,980
                                                   ------------
HOUSEHOLD PRODUCTS  2.4%
Procter & Gamble Co. ...............    60,400        3,186,100
                                                   ------------

HYPERMARKETS & SUPER CENTERS  1.9%
Wal-Mart Stores, Inc. ..............    54,400        2,622,080
                                                   ------------
INDUSTRIAL CONGLOMERATES  4.2%
General Electric Co. ...............   120,600        4,178,790
Tyco International, Ltd.
  (Bermuda).........................    51,500        1,503,800
                                                   ------------
                                                      5,682,590
                                                   ------------
INDUSTRIAL MACHINERY  1.2%
Danaher Corp. ......................    22,500        1,177,650
Ingersoll-Rand Co. Ltd., Class A
  (Bermuda).........................     7,100          506,585
                                                   ------------
                                                      1,684,235
                                                   ------------
INTEGRATED OIL & GAS  0.9%
ConocoPhillips......................     7,700          442,673
Exxon Mobil Corp. ..................     6,700          385,049
Total SA--ADR (France)..............     3,400          397,290
                                                   ------------
                                                      1,225,012
                                                   ------------
INTEGRATED TELECOMMUNICATION SERVICES  2.6%
Sprint Corp. .......................    94,700        2,376,023
Verizon Communications, Inc. .......    31,500        1,088,325
                                                   ------------
                                                      3,464,348
                                                   ------------
INTERNET RETAIL  0.4%
eBay, Inc. (a)......................    18,400          607,384
                                                   ------------

INTERNET SOFTWARE & SERVICES  1.6%
Yahoo!, Inc. (a)....................    62,200        2,155,230
                                                   ------------
INVESTMENT BANKING & BROKERAGE  1.2%
Merrill Lynch & Co., Inc. ..........    30,500        1,677,805
                                                   ------------
IT CONSULTING & OTHER SERVICES  0.5%
Cognizant Technology Solutions
  Corp., Class A (a)................    13,600          640,968
                                                   ------------

LEISURE PRODUCTS  0.4%
Brunswick Corp. ....................    11,700          506,844
                                                   ------------
MANAGED HEALTH CARE  6.6%
Aetna, Inc. ........................    21,800        1,805,476
Coventry Health Care, Inc. (a)......    21,600        1,528,200
PacifiCare Health Systems, Inc.
  (a)...............................    18,500        1,321,825
UnitedHealth Group, Inc. ...........    58,300        3,039,762
WellPoint, Inc. (a).................    17,100        1,190,844
                                                   ------------
                                                      8,886,107
                                                   ------------

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
MOVIES & ENTERTAINMENT  1.0%
News Corp., Class A.................    62,400     $  1,009,632
Walt Disney Co. ....................    13,600          342,448
                                                   ------------
                                                      1,352,080
                                                   ------------
MULTI-LINE INSURANCE  1.0%
American International Group,
  Inc. .............................    12,700          737,870
Unitrin, Inc. ......................    11,700          574,470
                                                   ------------
                                                      1,312,340
                                                   ------------
OIL & GAS EQUIPMENT & SERVICES  0.5%
Baker Hughes, Inc. .................    14,500          741,820
                                                   ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  0.7%
J.P. Morgan Chase & Co. ............    27,350          966,002
                                                   ------------

PACKAGED FOODS & MEATS  1.3%
Hershey Co. ........................    17,400        1,080,540
Wm. Wrigley Jr. Co. ................     9,600          660,864
                                                   ------------
                                                      1,741,404
                                                   ------------
PERSONAL PRODUCTS  1.3%
Avon Products, Inc. ................    22,600          855,410
Gillette Co. .......................    17,100          865,773
                                                   ------------
                                                      1,721,183
                                                   ------------
PHARMACEUTICALS  8.3%
Abbott Laboratories.................     9,700          475,397
Allergan, Inc. .....................     9,200          784,208
Forest Laboratories, Inc. (a).......    15,500          602,175
Johnson & Johnson (b)...............    78,100        5,076,500
Pfizer, Inc. .......................    27,500          758,450
Schering-Plough Corp. ..............    96,700        1,843,102
Wyeth...............................    36,900        1,642,050
                                                   ------------
                                                     11,181,882
                                                   ------------
RESTAURANTS  0.5%
Yum! Brands, Inc. ..................    13,500          703,080
                                                   ------------

SEMICONDUCTOR EQUIPMENT  0.8%
Applied Materials, Inc. ............    63,700        1,030,666
                                                   ------------

SEMICONDUCTORS  3.7%
Analog Devices, Inc. ...............    12,700          473,837
Intel Corp. ........................   122,000        3,179,320
Linear Technology Corp. ............    18,500          678,765
NVIDIA Corp. (a)....................    24,700          659,984
                                                   ------------
                                                      4,991,906
                                                   ------------
SOFT DRINKS  1.5%
Pepsi Bottling Group, Inc. .........    15,500          443,455
PepsiCo, Inc. ......................    30,100        1,623,293
                                                   ------------
                                                      2,066,748
                                                   ------------
SYSTEMS SOFTWARE  3.9%
Adobe Systems, Inc. ................    54,400        1,556,928
Computer Associates International,
  Inc. .............................       191            5,249
Microsoft Corp. ....................   125,300        3,112,452
Symantec Corp. (a)..................    25,200          547,848
                                                   ------------
                                                      5,222,477
                                                   ------------
THRIFTS & MORTGAGE FINANCE  0.6%
Fannie Mae..........................     7,342          428,773
IndyMac Bancorp, Inc. ..............     8,100          329,913
                                                   ------------
                                                        758,686
                                                   ------------

TOTAL LONG-TERM INVESTMENTS  98.2%
  (Cost $118,981,679)..........................     132,867,750

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

DESCRIPTION                                           VALUE
---------------------------------------------------------------
REPURCHASE AGREEMENT  2.0%
State Street Bank & Trust Co. ($2,654,000 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  3.25%, dated 06/30/05, to be sold on 07/01/05
  at $2,654,240)
  (Cost $2,654,000)............................    $  2,654,000
                                                   ------------

TOTAL INVESTMENTS  100.2%
  (Cost $121,635,679)..........................     135,521,750
LIABILITIES IN EXCESS OF OTHER
  ASSETS  (0.2%)...............................        (257,424)
                                                   ------------

NET ASSETS  100.0%.............................    $135,264,326
                                                   ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $121,635,679).......................    $135,521,750
Cash........................................................             983
Receivables:
  Investments Sold..........................................       4,920,942
  Portfolio Shares Sold.....................................          90,157
  Dividends.................................................          40,478
  Interest..................................................             240
Other.......................................................         147,767
                                                                ------------
    Total Assets............................................     140,722,317
                                                                ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       4,830,082
  Portfolio Shares Repurchased..............................         293,027
  Investment Advisory Fee...................................          50,859
  Variation Margin on Futures...............................          14,800
  Distributor and Affiliates................................          12,601
Trustees' Deferred Compensation and Retirement Plans........         203,441
Accrued Expenses............................................          53,181
                                                                ------------
    Total Liabilities.......................................       5,457,991
                                                                ------------
NET ASSETS..................................................    $135,264,326
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $184,493,866
Net Unrealized Appreciation.................................      13,855,835
Accumulated Undistributed Net Investment Income.............          89,364
Accumulated Net Realized Loss...............................     (63,174,739)
                                                                ------------
NET ASSETS..................................................    $135,264,326
                                                                ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $115,438,860 and
  8,501,308 shares of beneficial interest issued and
  outstanding)..............................................    $      13.58
                                                                ============
  Class II Shares (Based on net assets of $19,825,466 and
  1,458,380 shares of beneficial interest issued and
  outstanding)..............................................    $      13.59
                                                                ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $3,056)......    $   671,906
Interest....................................................         49,369
                                                                -----------
    Total Income............................................        721,275
                                                                -----------
EXPENSES:
Investment Advisory Fee.....................................        343,766
Distribution (12b-1) and Service Fees.......................         24,275
Custody.....................................................         13,788
Trustees' Fees and Related Expenses.........................         13,243
Shareholder Services........................................          8,061
Legal.......................................................          4,802
Other.......................................................         50,222
                                                                -----------
    Total Expenses..........................................        458,157
    Investment Advisory Fee Reduction.......................         21,363
                                                                -----------
    Net Expenses............................................        436,794
                                                                -----------
NET INVESTMENT INCOME.......................................    $   284,481
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $ 2,800,119
  Futures...................................................         64,244
                                                                -----------
Net Realized Gain...........................................      2,864,363
                                                                -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     16,421,574
                                                                -----------
  End of the Period:
    Investments.............................................     13,886,071
    Futures.................................................        (30,236)
                                                                -----------
                                                                 13,855,835
                                                                -----------
Net Unrealized Depreciation During the Period...............     (2,565,739)
                                                                -----------
NET REALIZED AND UNREALIZED GAIN............................    $   298,624
                                                                ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $   583,105
                                                                ===========

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE                 FOR THE
                                                                SIX MONTHS ENDED          YEAR ENDED
                                                                 JUNE 30, 2005         DECEMBER 31, 2004
                                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $    284,481           $    969,276
Net Realized Gain...........................................         2,864,363              9,743,987
Net Unrealized Depreciation During the Period...............        (2,565,739)            (5,306,530)
                                                                  ------------           ------------
Change in Net Assets from Operations........................           583,105              5,406,733
                                                                  ------------           ------------

Distributions from Net Investment Income:
  Class I Shares............................................          (875,117)              (514,067)
  Class II Shares...........................................           (93,325)               (24,420)
                                                                  ------------           ------------
Total Distributions.........................................          (968,442)              (538,487)
                                                                  ------------           ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........          (385,337)             4,868,246
                                                                  ------------           ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................         4,047,376             10,724,773
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................           968,442                538,487
Cost of Shares Repurchased..................................       (16,372,118)           (26,588,577)
                                                                  ------------           ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........       (11,356,300)           (15,325,317)
                                                                  ------------           ------------
TOTAL DECREASE IN NET ASSETS................................       (11,741,637)           (10,457,071)
NET ASSETS:
Beginning of the Period.....................................       147,005,963            157,463,034
                                                                  ------------           ------------
End of the Period (Including accumulated undistributed net
  investment income of $89,364 and $773,325,
  respectively).............................................      $135,264,326           $147,005,963
                                                                  ============           ============

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                   SIX MONTHS
                                                     ENDED                             YEAR ENDED DECEMBER 31,
CLASS I SHARES                                      JUNE 30,        -------------------------------------------------------------
                                                      2005           2004         2003         2002          2001          2000
                                                   ------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......      $13.60         $13.12       $10.48       $ 14.89       $ 20.27       $ 26.11
                                                     ------         ------       ------       -------       -------       -------
  Net Investment Income........................         .03            .10          .05           .06           .06           .03
  Net Realized and Unrealized Gain/Loss........         .05            .43         2.65         (4.41)        (4.20)        (3.19)
                                                     ------         ------       ------       -------       -------       -------
Total from Investment Operations...............         .08            .53         2.70         (4.35)        (4.14)        (3.16)
                                                     ------         ------       ------       -------       -------       -------
Less:
  Distributions from Net Investment Income.....         .10            .05          .06           .06           .03           .05
  Distributions from Net Realized Gain.........         -0-            -0-          -0-           -0-          1.21          2.63
                                                     ------         ------       ------       -------       -------       -------
Total Distributions............................         .10            .05          .06           .06          1.24          2.68
                                                     ------         ------       ------       -------       -------       -------
NET ASSET VALUE, END OF THE PERIOD.............      $13.58         $13.60       $13.12       $ 10.48       $ 14.89       $ 20.27
                                                     ======         ======       ======       =======       =======       =======

Total Return*..................................        .59%**        4.05%       25.88%       -29.33%       -20.42%       -14.64%
Net Assets at End of the Period (In
  millions)....................................      $115.4         $126.7       $140.0       $ 121.3       $ 150.7       $ 193.8
Ratio of Expenses to Average Net Assets*.......        .60%           .60%         .60%          .60%          .60%          .60%
Ratio of Net Investment Income to Average Net
  Assets*......................................        .45%           .68%         .40%          .45%          .37%          .15%
Portfolio Turnover.............................         15%**         155%         145%           97%           89%          114%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets.....        .63%           .63%         .64%          .67%          .62%           N/A
   Ratio of Net Investment Income to Average
     Net Assets................................        .42%           .65%         .36%          .38%          .35%           N/A

**  Non-Annualized

N/A=Not Applicable

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                              SIX MONTHS                                                          JULY 24, 2000
                                                ENDED                     YEAR ENDED DECEMBER 31,               (COMMENCEMENT OF
CLASS II SHARES                                JUNE 30,       -----------------------------------------------    OPERATIONS) TO
                                                 2005          2004         2003         2002          2001     DECEMBER 31, 2000
                                              -----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................      $13.60        $13.12       $10.47       $ 14.89       $ 20.29        $ 25.47
                                                ------        ------       ------       -------       -------        -------
  Net Investment Income...................         .01           .06          .02           .02           .02            -0-
  Net Realized and Unrealized Gain/Loss...         .04           .44         2.66         (4.42)        (4.20)         (5.18)
                                                ------        ------       ------       -------       -------        -------
Total from Investment Operations..........         .05           .50         2.68         (4.40)        (4.18)         (5.18)
                                                ------        ------       ------       -------       -------        -------
Less:
  Distributions from Net Investment
    Income................................         .06           .02          .03           .02           .01            -0-
  Distributions from Net Realized Gain....         -0-           -0-          -0-           -0-          1.21            -0-
                                                ------        ------       ------       -------       -------        -------
Total Distributions.......................         .06           .02          .03           .02          1.22            -0-
                                                ------        ------       ------       -------       -------        -------
NET ASSET VALUE, END OF THE PERIOD........      $13.59        $13.60       $13.12       $ 10.47       $ 14.89        $ 20.29
                                                ======        ======       ======       =======       =======        =======

Total Return* (a).........................        .49%**       3.79%       25.68%       -29.58%       -20.60%        -20.34%**
Net Assets at End of the Period (In
  millions)...............................      $ 19.8        $ 20.3       $ 17.5       $   9.1       $   9.1        $   2.3
Ratio of Expenses to Average Net
  Assets*.................................        .85%          .85%         .85%          .85%          .85%           .85%
Ratio of Net Investment Income to Average
  Net Assets*.............................        .20%          .46%         .17%          .20%          .16%           .06%
Portfolio Turnover........................         15%**        155%         145%           97%           89%           114%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................        .88%          .88%         .89%          .92%          .87%            N/A
   Ratio of Net Investment Income to
     Average Net Assets...................        .17%          .43%         .13%          .13%          .15%            N/A

**  Non-Annualized

N/A=Not Applicable

(a) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

See Notes to Financial Statements                                             15

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Enterprise Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital appreciation by investing principally in common stocks of growth companies. The Portfolio commenced investment operations on April 7, 1986. The distribution of the Portfolio's Class II Shares commenced on July 24, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the bid and asked prices or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments whereby the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow the Portfolio to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2004, the Portfolio had an accumulated capital loss carryforward for tax purposes of $64,966,169, which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$24,822,544.................................................  December 31, 2009
 39,095,738.................................................  December 31, 2010
  1,047,887.................................................  December 31, 2011

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $122,541,093
                                                              ============
Gross tax unrealized appreciation...........................  $ 16,249,427
Gross tax unrealized depreciation...........................    (3,268,770)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 12,980,657
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term gains and a portion of futures gains are included in ordinary income for tax purposes.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

    The tax character of distributions paid during the year ended December 31, 2004 was as follows:

Distributions paid from:
  Ordinary Income...........................................    $538,487
  Long-term capital gain....................................         -0-
                                                                --------
                                                                $538,487
                                                                ========

    As of December 31, 2004, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $967,943

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses related to wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolio"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolio as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    The effective management fee based on the average daily net assets of the Combined Portfolios for the six months ended June 30, 2005 was .50%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the six months ended June 30, 2005, the Adviser waived approximately $21,400 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $2,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $9,000, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS. The transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those Portfolios selected by the trustees. Investments in such funds of $116,749 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2005, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $1,368.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At June 30, 2005, capital aggregated $163,563,682 and $20,930,184 for Classes I and II, respectively. For the six months ended June 30, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class I...................................................     170,540    $  2,280,040
  Class II..................................................     132,652       1,767,336
                                                              ----------    ------------
Total Sales.................................................     303,192    $  4,047,376
                                                              ==========    ============
Dividend Reinvestment:
  Class I...................................................      66,549    $    875,117
  Class II..................................................       7,086          93,325
                                                              ----------    ------------
Total Dividend Reinvestment.................................      73,635    $    968,442
                                                              ==========    ============
Repurchases:
  Class I...................................................  (1,051,659)   $(14,019,141)
  Class II..................................................    (176,098)     (2,352,977)
                                                              ----------    ------------
Total Repurchases...........................................  (1,227,757)   $(16,372,118)
                                                              ==========    ============

    At December 31, 2004, capital aggregated $174,427,666 and $21,422,500 for Classes I and II, respectively. For the year ended December 31, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class I...................................................     397,882    $  5,133,368
  Class II..................................................     433,962       5,591,405
                                                              ----------    ------------
Total Sales.................................................     831,844    $ 10,724,773
                                                              ==========    ============
Dividend Reinvestment:
  Class I...................................................      39,574    $    514,067
  Class II..................................................       1,877          24,420
                                                              ----------    ------------
Total Dividend Reinvestment.................................      41,451    $    538,487
                                                              ==========    ============
Repurchases:
  Class I...................................................  (1,792,885)   $(23,085,251)
  Class II..................................................    (273,063)     (3,503,326)
                                                              ----------    ------------
Total Repurchases...........................................  (2,065,948)   $(26,588,577)
                                                              ==========    ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $20,751,926 and $28,689,889, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Portfolio has a variety of reasons to use derivative instruments, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio or to generate potential gain. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Portfolio invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2005, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2004............................        20
Futures Opened..............................................       253
Futures Closed..............................................      (249)
                                                                  ----
Outstanding at June 30, 2005................................        24
                                                                  ====

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
  S&P 500 Index Futures, September 2005 (Current Notional
    Value of $298,875 per contract).........................      4          $(11,570)
  S&P Mini 500 Index Futures, September 2005 (Current
    Notional Value of $59,775 per contract).................     20           (18,666)
                                                                 --          --------
                                                                 24          $(30,236)
                                                                 ==          ========

6. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to the Portfolio's Class II Shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

7. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested Persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Enterprise Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Enterprise Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                              LIT SAR ENT 8/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                      RN05-019911P-Y06/05

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Growth and Income Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2005.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/05

 -------------------------------------------------------------------------
 AVERAGE ANNUAL                   CLASS I               CLASS II
 TOTAL RETURNS                 since 12/23/96         since 9/18/00

 Since Inception                   10.84%                  4.80%

 5-year                             6.48                     --

 1-year                            13.02                  12.74

 6-month                            2.26                   2.10
 -------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

The Russell 1000(R) Index is generally representative of the U.S. market for large-capitalization stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. Index data source: Lipper Inc.

Portfolio Report

FOR THE 6-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen Life Investment Trust--Growth and Income Portfolio is managed by the Adviser's Equity Income team.(1) Current members include James A. Gilligan, Managing Director of the Adviser; James O. Roeder, Executive Director of the Adviser; Thomas B. Bastian, Sergio Marcheli, and Vincent E. Vizachero, Vice Presidents of the Adviser.

MARKET CONDITIONS

Stock market performance was generally flat during the six-month period ended June 30, 2005. The strong equity rally of the fourth quarter of 2004 met a headwind in 2005 as investors rushed to lock in gains. This profit taking was not surprising, but few expected the downdraft to persist for most of the year's first quarter. High oil prices and rising interest rates also threatened to stifle future economic growth.

A moderately growing economy, strengthening consumer confidence, as well as corporate earnings growth and strong balance sheets helped buoy the market as the reporting period progressed. Inflation appeared to be contained. Sentiment improved as investors began to speculate that the Federal Reserve was nearing the end of its increases to the federal funds target rate. In this environment, value stocks, in which the portfolio invests, produced better results than growth stocks.

PERFORMANCE ANALYSIS

The portfolio returned 2.26 percent for the six months ended June 30, 2005 (Class I shares). In comparison, the portfolio's benchmark indexes, the Russell 1000(R) Index and the S&P 500 Index returned 0.11 percent and -0.81 percent, respectively, for the six-month period.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

----------------------------------------------------------
                              RUSSELL
                              1000(R)       S&P 500
      CLASS I   CLASS II       INDEX         INDEX

       2.26%     2.10%         0.11%        -0.81%
----------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definitions.

Energy holdings contributed most to the portfolio's overall return. Refining companies led the group, driven by the wider profit margins gained from the high price of crude oil. These companies' budgets were structured based on oil prices estimated in the $25 to $30 per barrel range. As crude climbed north of $50 per barrel, the refiners were able to capture significantly higher than expected operating margins.

Exposure to health care equipment and services stocks generated particularly strong performance among the portfolio's health care holdings, due to company specific positive events. Utilities stocks performed well for the portfolio, as these companies successfully passed higher fuel costs onto their customers. The market also rewarded utilities companies for their defensive traits and yield potential.

Weakness in the portfolio came from the consumer discretionary sector, primarily media-related holdings. Radio companies continued to struggle with generating advertising revenues--typically a mainstay of their earnings--as the radio industry contended with alternative formats, such as satellite radio and the Apple iPod and its imitators.

Industrials and telecommunication services also detracted from the portfolio's performance. Unlike utilities companies, industrial companies have been unable to transfer their higher raw material costs to their customers.
Telecommunication services have continued to languish under the industry's overcapacity, and face a new threat from cable phone service.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the portfolio in the future.

(1)Team members may change without notice at any time.

TOP 10 HOLDINGS AS OF 6/30/05
J.P. Morgan Chase & Co.                              2.8%
Bristol-Myers Squibb Co.                             2.7
Bayer AG                                             2.6
Citigroup, Inc.                                      2.4
Roche Holdings AG                                    2.3
Time Warner, Inc.                                    2.3
General Electric Co.                                 2.2
Schering-Plough Corp.                                2.1
Unilever NV                                          2.1
Merrill Lynch & Co., Inc.                            2.1

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 6/30/05
Pharmaceuticals                                     12.1%
Integrated Oil & Gas                                 7.1
Investment Banking & Brokerage                       5.4
Other Diversified Financial Services                 5.2
Movies & Entertainment                               4.8
Electric Utilities                                   3.9
Packaged Foods & Meats                               3.8
Industrial Conglomerates                             3.6
Diversified Chemicals                                3.6
Property & Casualty                                  3.5
Integrated Telecommunication Services                3.4
Aerospace & Defense                                  2.1
Semiconductors                                       2.1
Oil & Gas Equipment & Services                       2.1
Broadcasting & Cable TV                              1.9
Managed Health Care                                  1.9
Thrifts & Mortgage Finance                           1.8
Hypermarkets & Super Centers                         1.6
Life & Health Insurance                              1.6
Communications Equipment                             1.5
Diversified Banks                                    1.5
Computer Hardware                                    1.5
Soft Drinks                                          1.4
Oil & Gas Refining & Marketing                       1.4
Health Care Supplies                                 1.3
Systems Software                                     1.3
Gold                                                 1.3
Biotechnology                                        1.2
Automobile Manufacturers                             1.2
Department Stores                                    1.1
Industrial Machinery                                 1.1
Wireless Telecommunication Services                  1.0
Household Products                                   1.0
Tobacco                                              1.0
Multi-line Insurance                                 0.8
Asset Management & Custody Banks                     0.8
General Merchandise Stores                           0.7
Regional Banks                                       0.6
Hotels, Resorts & Cruise Lines                       0.5
Services                                             0.5
Railroads                                            0.5
Restaurants                                          0.4
Consumer Finance                                     0.3
Specialty Chemicals                                  0.2
                                                   -----
Total Long-Term Investments                         95.6%
Short Term Investments                               4.3
Other Assets in Excess of Liabilities                0.1
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/05--6/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                            BEGINNING        ENDING       EXPENSES PAID
                          ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*
                          ----------------------------------------------
                             1/1/05          6/30/05      1/1/05-6/30/05
Class I
  Actual................    $1,000.00       $1,022.57         $3.06
  Hypothetical..........     1,000.00        1,021.79          3.06
  (5% annual return
    before expenses)
Class II
  Actual................     1,000.00        1,021.03          4.31
  Hypothetical..........     1,000.00        1,020.49          4.31
  (5% annual return
    before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.61% and 0.86%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of [existing and alternative] breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by portfolio assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with investment adviser the resources available and used in managing the portfolio and changes made in the portfolio's portfolio management team over time. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

                                     NUMBER OF
DESCRIPTION                           SHARES           VALUE
-----------------------------------------------------------------
COMMON STOCKS  95.6%
AEROSPACE & DEFENSE  2.1%
Northrop Grumman Corp. ...........     267,410     $   14,774,402
Raytheon Co. .....................     349,800         13,684,176
                                                   --------------
                                                       28,458,578
                                                   --------------
ASSET MANAGEMENT & CUSTODY BANKS  0.8%
State Street Corp. ...............     222,950         10,757,337
                                                   --------------
AUTOMOBILE MANUFACTURERS  1.2%
Honda Motor Co., Ltd.-- ADR
  (Japan).........................     630,025         15,504,915
                                                   --------------

BIOTECHNOLOGY  1.2%
Applera Corp. ....................     162,810          3,202,473
Chiron Corp. (a)..................     359,310         12,536,326
                                                   --------------
                                                       15,738,799
                                                   --------------
BROADCASTING & CABLE TV  1.9%
Clear Channel Communications,
  Inc. ...........................     827,460         25,593,338
                                                   --------------

COMMUNICATIONS EQUIPMENT  1.5%
Motorola, Inc. ...................   1,123,470         20,514,562
                                                   --------------
COMPUTER HARDWARE  1.5%
Hewlett-Packard Co. ..............     821,360         19,310,174
                                                   --------------

CONSUMER FINANCE  0.3%
MBNA Corp. .......................     171,420          4,484,347
                                                   --------------
DEPARTMENT STORES  1.1%
Kohl's Corp. (a)..................     271,590         15,184,597
                                                   --------------
DIVERSIFIED BANKS  1.5%
Bank of America Corp. ............     428,200         19,530,202
                                                   --------------
DIVERSIFIED CHEMICALS  3.6%
Bayer AG--ADR (Germany)...........   1,021,530         33,996,518
Dow Chemical Co. .................     301,730         13,436,037
                                                   --------------
                                                       47,432,555
                                                   --------------
ELECTRIC UTILITIES  3.9%
American Electric Power Co.,
  Inc. ...........................     328,680         12,118,432
Entergy Corp. ....................     192,130         14,515,421
Exelon Corp. .....................     217,820         11,180,701
FirstEnergy Corp. ................     292,890         14,090,938
                                                   --------------
                                                       51,905,492
                                                   --------------
GENERAL MERCHANDISE STORES  0.7%
Target Corp. .....................     167,070          9,090,279
                                                   --------------
GOLD  1.3%
Newmont Mining Corp. .............     427,550         16,687,276
                                                   --------------
HEALTH CARE SUPPLIES  1.3%
Bausch & Lomb, Inc. ..............     210,170         17,444,110
                                                   --------------

HOTELS, RESORTS & CRUISE LINES  0.5%
Marriott International, Inc.,
  Class A.........................     105,710          7,211,536
                                                   --------------
HOUSEHOLD PRODUCTS  1.0%
Kimberly-Clark Corp. .............     212,030         13,270,958
                                                   --------------

HYPERMARKETS & SUPER CENTERS  1.6%
Wal-Mart Stores, Inc. ............     443,110         21,357,902
                                                   --------------

                                     NUMBER OF
DESCRIPTION                           SHARES           VALUE
-----------------------------------------------------------------
INDUSTRIAL CONGLOMERATES  3.6%
General Electric Co. .............     834,240     $   28,906,416
Siemens AG--ADR (Germany).........     256,250         18,616,562
                                                   --------------
                                                       47,522,978
                                                   --------------
INDUSTRIAL MACHINERY  1.1%
Ingersoll-Rand Co., Class A
  (Bermuda).......................     140,000          9,989,000
Parker Hannifin Corp. ............      75,920          4,707,799
                                                   --------------
                                                       14,696,799
                                                   --------------
INTEGRATED OIL & GAS  7.1%
BP Plc--ADR (United Kingdom)......     415,480         25,917,642
ConocoPhillips....................     413,350         23,763,491
Exxon Mobil Corp. ................     327,520         18,822,574
Royal Dutch Petroleum Co.
  (Netherlands)...................     403,110         26,161,839
                                                   --------------
                                                       94,665,546
                                                   --------------
INTEGRATED TELECOMMUNICATION SERVICES  3.4%
France Telecom--ADR (France)......     441,490         12,865,019
Sprint Corp. .....................     477,790         11,987,751
Verizon Communications, Inc. .....     585,656         20,234,415
                                                   --------------
                                                       45,087,185
                                                   --------------
INVESTMENT BANKING & BROKERAGE  5.4%
Charles Schwab Corp. .............   1,310,220         14,779,282
Goldman Sachs Group, Inc. ........      55,610          5,673,332
Lehman Brothers Holdings, Inc. ...     243,310         24,155,817
Merrill Lynch & Co., Inc. ........     504,430         27,748,694
                                                   --------------
                                                       72,357,125
                                                   --------------
LIFE & HEALTH INSURANCE  1.6%
Aegon N.V. (Netherlands)..........     347,800          4,476,186
Prudential Financial, Inc. .......     253,340         16,634,304
                                                   --------------
                                                       21,110,490
                                                   --------------
MANAGED HEALTH CARE  1.9%
Cigna Corp. ......................     229,960         24,612,619
                                                   --------------

MOVIES & ENTERTAINMENT  4.8%
Time Warner, Inc. ................   1,823,680         30,473,693
Viacom, Inc., Class B.............     413,150         13,229,063
Walt Disney Co. ..................     799,610         20,134,180
                                                   --------------
                                                       63,836,936
                                                   --------------
MULTI-LINE INSURANCE  0.8%
Hartford Financial Services Group,
  Inc. ...........................     145,110         10,851,326
                                                   --------------

OIL & GAS EQUIPMENT & SERVICES  2.1%
Schlumberger, Ltd. (Netherlands
  Antilles).......................     361,330         27,439,400
                                                   --------------

OIL & GAS REFINING & MARKETING  1.4%
Valero Energy Corp. ..............     237,200         18,764,892
                                                   --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  5.2%
Citigroup, Inc. ..................     691,760         31,980,065
J.P. Morgan Chase & Co. ..........   1,057,921         37,365,770
                                                   --------------
                                                       69,345,835
                                                   --------------

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                     NUMBER OF
DESCRIPTION                           SHARES           VALUE
-----------------------------------------------------------------
PACKAGED FOODS & MEATS  3.8%
Cadbury Schweppes Plc--ADR (United
  Kingdom)........................     335,430     $   12,857,032
Kraft Foods, Inc., Class A........     296,430          9,429,438
Unilever NV (Netherlands).........     430,140         27,885,976
                                                   --------------
                                                       50,172,446
                                                   --------------
PHARMACEUTICALS  12.1%
Bristol-Myers Squibb Co. .........   1,436,060         35,872,779
Eli Lilly & Co. ..................     340,550         18,972,041
GlaxoSmithKline Plc--ADR (United
  Kingdom)........................     243,330         11,803,938
Roche Holdings AG--ADR
  (Switzerland)...................     485,380         30,726,981
Sanofi Aventis--ADR (France)......     378,050         15,538,498
Schering-Plough Corp. ............   1,473,430         28,083,576
Wyeth.............................     458,740         20,413,930
                                                   --------------
                                                      161,411,743
                                                   --------------
PROPERTY & CASUALTY  3.5%
Chubb Corp. ......................     294,380         25,201,872
St. Paul Travelers Cos., Inc. ....     527,540         20,853,656
                                                   --------------
                                                       46,055,528
                                                   --------------
RAILROADS  0.5%
Norfolk Southern Corp. ...........     214,330          6,635,657
                                                   --------------

REGIONAL BANKS  0.6%
PNC Financial Services Group,
  Inc. ...........................     158,030          8,606,314
                                                   --------------

RESTAURANTS  0.4%
McDonald's Corp. .................     203,890          5,657,948
                                                   --------------

SEMICONDUCTORS  2.1%
Intel Corp. ......................     637,610         16,616,117
Micron Technology, Inc. (a).......   1,137,470         11,613,569
                                                   --------------
                                                       28,229,686
                                                   --------------
SERVICES  0.5%
Equifax, Inc. ....................     189,640          6,772,044
                                                   --------------

                                     NUMBER OF
DESCRIPTION                           SHARES           VALUE
-----------------------------------------------------------------
SOFT DRINKS  1.4%
Coca-Cola Co. ....................     453,020     $   18,913,585
                                                   --------------

SPECIALTY CHEMICALS  0.2%
Lanxess, AG (Germany) (a).........      99,435          2,224,211
                                                   --------------

SYSTEMS SOFTWARE  1.3%
Symantec Corp. (a)................     777,900         16,911,546
                                                   --------------

THRIFTS & MORTGAGE FINANCE  1.8%
Freddie Mac.......................     374,270         24,413,632
                                                   --------------

TOBACCO  1.0%
Altria Group, Inc. ...............     202,140         13,070,372
                                                   --------------

WIRELESS TELECOMMUNICATION SERVICES  1.0%
Nextel Communications, Inc., Class
  A (a)...........................     430,410         13,906,547
                                                   --------------

TOTAL LONG-TERM INVESTMENTS  95.6%
  (Cost $1,110,303,039)........................     1,272,749,347

REPURCHASE AGREEMENT  4.3%
State Street Bank & Trust Co. ($57,448,000 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  3.25%, dated 06/30/05, to be sold on 07/01/05
  at $57,453,186) (Cost $57,448,000)...........        57,448,000
                                                   --------------

TOTAL INVESTMENTS  99.9%
  (Cost $1,167,751,039)........................     1,330,197,347

OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%....         1,626,221
                                                   --------------

NET ASSETS  100.0%.............................    $1,331,823,568
                                                   ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

    Securities with total market value equal to $2,224,211 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Portfolio's Trustees.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $1,167,751,039).....................  $1,330,197,347
Cash........................................................             233
Receivables:
  Portfolio Shares Sold.....................................       4,322,740
  Investments Sold..........................................       3,905,814
  Dividends.................................................       2,312,046
  Interest..................................................           5,186
Other.......................................................         116,646
                                                              --------------
    Total Assets............................................   1,340,860,012
                                                              --------------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................       4,071,109
  Investments Purchased.....................................       3,671,588
  Investment Advisory Fee...................................         620,907
  Distributor and Affiliates................................         425,151
Trustees' Deferred Compensation and Retirement Plans........         128,553
Accrued Expenses............................................         119,136
                                                              --------------
    Total Liabilities.......................................       9,036,444
                                                              --------------
NET ASSETS..................................................  $1,331,823,568
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,124,530,403
Net Unrealized Appreciation.................................     162,446,308
Accumulated Net Realized Gain...............................      36,000,529
Accumulated Undistributed Net Investment Income.............       8,846,328
                                                              --------------
NET ASSETS..................................................  $1,331,823,568
                                                              ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $308,754,092 and
    16,208,317 shares of beneficial interest issued and
    outstanding)............................................  $        19.05
                                                              ==============
  Class II Shares (Based on net assets of $1,023,069,476 and
    53,718,558 shares of beneficial interest issued and
    outstanding)............................................  $        19.04
                                                              ==============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $564,206)....    $ 13,040,356
Interest....................................................         871,693
                                                                ------------
    Total Income............................................      13,912,049
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................       3,544,180
Distribution (12b-1) and Service Fees.......................       1,171,026
Custody.....................................................          48,417
Legal.......................................................          18,641
Trustees' Fees and Related Expenses.........................          13,751
Shareholder Services........................................           9,134
Other.......................................................         151,518
                                                                ------------
Total Expenses..............................................       4,956,667
Less Credits Earned on Cash Balances........................           4,489
                                                                ------------
    Net Expenses............................................       4,952,178
                                                                ------------
NET INVESTMENT INCOME.......................................    $  8,959,871
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $ 41,927,453
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     184,813,057
  End of the Period.........................................     162,446,308
                                                                ------------
Net Unrealized Depreciation During the Period...............     (22,366,749)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN............................    $ 19,560,704
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $ 28,520,575
                                                                ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE                 FOR THE
                                                                SIX MONTHS ENDED          YEAR ENDED
                                                                 JUNE 30, 2005         DECEMBER 31, 2004
                                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................     $    8,959,871         $   11,669,411
Net Realized Gain...........................................         41,927,453             54,638,822
Net Unrealized Appreciation/Depreciation During the
  Period....................................................        (22,366,749)            72,633,858
                                                                 --------------         --------------
Change in Net Assets from Operations........................         28,520,575            138,942,091
                                                                 --------------         --------------

Distributions from Net Investment Income:
  Class I Shares............................................         (3,498,850)            (2,826,034)
  Class II Shares...........................................         (8,183,309)            (4,232,033)
                                                                 --------------         --------------
                                                                    (11,682,159)            (7,058,067)
                                                                 --------------         --------------

Distributions from Net Realized Gain:
  Class I Shares............................................         (7,664,609)                   -0-
  Class II Shares...........................................        (23,107,528)                   -0-
                                                                 --------------         --------------
                                                                    (30,772,137)                   -0-
                                                                 --------------         --------------
Total Distributions.........................................        (42,454,296)            (7,058,067)
                                                                 --------------         --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        (13,933,721)           131,884,024
                                                                 --------------         --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        189,566,482            393,215,356
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         42,454,296              7,058,067
Cost of Shares Repurchased..................................        (79,774,856)          (106,684,186)
                                                                 --------------         --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        152,245,922            293,589,237
                                                                 --------------         --------------
TOTAL INCREASE IN NET ASSETS................................        138,312,201            425,473,261
NET ASSETS:
Beginning of the Period.....................................      1,193,511,367            768,038,106
                                                                 --------------         --------------
End of the Period (Including accumulated undistributed net
  investment income of $8,846,328 and $11,568,616,
  respectively).............................................     $1,331,823,568         $1,193,511,367
                                                                 ==============         ==============

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         SIX
                                                        MONTHS
                                                        ENDED                           YEAR ENDED DECEMBER 31,
CLASS I SHARES                                         JUNE 30,       -----------------------------------------------------------
                                                         2005          2004         2003         2002          2001         2000
                                                       --------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...........     $19.32        $17.06       $13.47       $ 15.90       $17.01       $15.34
                                                        ------        ------       ------       -------       ------       ------
  Net Investment Income............................        .15(a)        .24(a)       .22(a)        .15          .22(a)       .18
  Net Realized and Unrealized Gain/Loss............        .28          2.19         3.51         (2.43)       (1.21)        2.71
                                                        ------        ------       ------       -------       ------       ------
Total from Investment Operations...................        .43          2.43         3.73         (2.28)        (.99)        2.89
                                                        ------        ------       ------       -------       ------       ------
Less:
  Distributions from Net Investment Income.........        .22           .17          .14           .15          .01          .18
  Distributions from Net Realized Gain.............        .48           -0-          -0-           -0-          .11         1.04
                                                        ------        ------       ------       -------       ------       ------
Total Distributions................................        .70           .17          .14           .15          .12         1.22
                                                        ------        ------       ------       -------       ------       ------
NET ASSET VALUE, END OF THE PERIOD.................     $19.05        $19.32       $17.06       $ 13.47       $15.90       $17.01
                                                        ======        ======       ======       =======       ======       ======

Total Return*......................................      2.26%**      14.38%       28.03%       -14.50%       -5.81%       19.34%
Net Assets at End of the Period (In millions)......     $308.8        $312.1       $280.3       $ 186.7       $143.4       $ 92.0
Ratio of Expenses to Average Net Assets*...........       .61%          .62%         .66%          .71%         .75%         .75%
Ratio of Net Investment Income to Average Net
  Assets*..........................................      1.62%         1.39%        1.50%         1.29%        1.40%        1.39%
Portfolio Turnover.................................        24%**         48%          57%           68%         103%         100%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets.........        N/A           N/A          N/A           N/A          N/A         .80%
   Ratio of Net Investment Income to Average Net
     Assets........................................        N/A           N/A          N/A           N/A          N/A        1.34%

**  Non-Annualized

N/A=Not Applicable

(a) Based on average shares outstanding.

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                             SIX
                                            MONTHS                                                             SEPTEMBER 18, 2000
                                            ENDED                    YEAR ENDED DECEMBER 31,                    (COMMENCEMENT OF
CLASS II SHARES                            JUNE 30,       ----------------------------------------------         OPERATIONS) TO
                                             2005          2004         2003         2002          2001        DECEMBER 31, 2000
                                           --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................    $  19.29       $17.03       $13.45       $ 15.88       $17.02             $17.22
                                           --------       ------       ------       -------       ------             ------
  Net Investment Income................         .13(a)       .20(a)       .19(a)        .11          .18(a)             .06
  Net Realized and Unrealized
    Gain/Loss..........................         .27         2.19         3.50         (2.43)       (1.21)               .76
                                           --------       ------       ------       -------       ------             ------
Total from Investment Operations.......         .40         2.39         3.69         (2.32)       (1.03)               .82
                                           --------       ------       ------       -------       ------             ------
Less:
  Distributions from Net Investment
    Income.............................         .17          .13          .11           .11          -0-                .15
  Distributions from Net Realized
    Gain...............................         .48          -0-          -0-           -0-          .11                .87
                                           --------       ------       ------       -------       ------             ------
Total Distributions....................         .65          .13          .11           .11          .11               1.02
                                           --------       ------       ------       -------       ------             ------
NET ASSET VALUE, END OF THE PERIOD.....    $  19.04       $19.29       $17.03       $ 13.45       $15.88             $17.02
                                           ========       ======       ======       =======       ======             ======

Total Return (b)*......................       2.10%**     14.12%       27.68%       -14.74%       -6.05%              5.00%**
Net Assets at End of the Period (In
  millions)............................    $1,023.1       $881.4       $487.7       $ 181.6       $ 76.1             $ 13.7
Ratio of Expenses to Average Net
  Assets*..............................        .86%         .87%         .91%          .96%        1.00%              1.00%
Ratio of Net Investment Income to
  Average Net Assets*..................       1.38%        1.17%        1.28%         1.09%        1.15%              1.23%
Portfolio Turnover.....................         24%**        48%          57%           68%         103%               100%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets............................         N/A          N/A          N/A           N/A          N/A              1.03%
   Ratio of Net Investment Income to
     Average Net Assets................         N/A          N/A          N/A           N/A          N/A              1.20%

**  Non-Annualized

N/A=Not Applicable

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Growth and Income Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek long-term growth of capital and income. The Portfolio commenced investment operations on December 23, 1996. The distribution of the Portfolio's Class II Shares commenced on September 18, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where prices or quotations are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange
(NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $1,173,675,374
                                                                ==============
Gross tax unrealized appreciation...........................    $  169,655,004
Gross tax unrealized depreciation...........................       (13,133,031)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  156,521,973
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2004 was as follows:

Distributions paid from:
  Ordinary Income...........................................    $7,058,067
  Long-term capital gain....................................           -0-
                                                                ----------
                                                                $7,058,067
                                                                ==========

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

    As of December 31, 2004, the components of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $11,679,627
Undistributed long-term capital gain........................     30,769,548

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2005, the Portfolio's custody fee was reduced by $4,489 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .60%
Over $500 million...........................................       .55%

    The Adviser has agreed to waive all expenses in excess of .75% of Class I Shares daily average net assets and 1.00% of Class II Shares daily average net assets. For the six months ended June 30, 2005, no fees were waived. This waiver is voluntary and can be discontinued at any time.

    For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $18,600, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Portfolio, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $25,600, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS. Transfer Agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $73,164 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At June 30, 2005, capital aggregated $242,039,997 and $882,490,406 for Classes I and II, respectively. For the six months ended June 30, 2005, transactions were as follows:

                                                                  SHARES              VALUE
Sales:
  Class I...................................................        940,025       $  17,834,735
  Class II..................................................      9,078,460         171,731,747
                                                                -----------       -------------
Total Sales.................................................     10,018,485       $ 189,566,482
                                                                ===========       =============
Dividend Reinvestment:
  Class I...................................................        596,976       $  11,163,460
  Class II..................................................      1,672,413          31,290,836
                                                                -----------       -------------
Total Dividend Reinvestment.................................      2,269,389       $  42,454,296
                                                                ===========       =============
Repurchases:
  Class I...................................................     (1,487,200)      $ (28,171,485)
  Class II..................................................     (2,730,817)        (51,603,371)
                                                                -----------       -------------
Total Repurchases...........................................     (4,218,017)      $ (79,774,856)
                                                                ===========       =============

    At December 31, 2004, capital aggregated $241,213,287 and $731,071,194 for Classes I and II, respectively. For the year ended December 31, 2004, transactions were as follows:

                                                                  SHARES              VALUE
Sales:
  Class I...................................................      1,964,444       $  34,339,329
  Class II..................................................     20,504,837         358,876,027
                                                                -----------       -------------
Total Sales.................................................     22,469,281       $ 393,215,356
                                                                ===========       =============
Dividend Reinvestment:
  Class I...................................................        164,113       $   2,826,034
  Class II..................................................        245,620           4,232,033
                                                                -----------       -------------
Total Dividend Reinvestment.................................        409,733       $   7,058,067
                                                                ===========       =============
Repurchases:
  Class I...................................................     (2,405,037)      $ (42,116,109)
  Class II..................................................     (3,683,302)        (64,568,077)
                                                                -----------       -------------
Total Repurchases...........................................     (6,088,339)      $(106,684,186)
                                                                ===========       =============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $408,004,678 and $290,530,785, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Portfolio has a variety of reasons to use derivative instruments, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio or to generate potential gain. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as an initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). There was no futures contract outstanding at June 30, 2005.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

6. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to its Class II Shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans of up to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plan of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

7. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Growth and Income Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy

  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with

                                                           (continued on back)

  Van Kampen Life Investment Trust Growth and Income Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                               LIT SAR GI 8/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-01872P-Y06/05

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Government Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

       PORTFOLIO SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S.
       GOVERNMENT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/05

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                 since 4/07/86          since 12/15/00

 Since Inception                   6.55%                   5.45%

 10-year                           6.06                      --

 5-year                            6.68                      --

 1-year                            6.93                    6.66

 6-month                           3.21                    3.06
 ---------------------------------------------------------------------------
 30-Day SEC Yield                  4.05%                   3.85%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. SEC Yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Government/Mortgage Index is generally representative of U.S. government mortgage-backed securities. The index does not include any expenses, fees or sales charges, which would lower performance. The treasury securities and agency index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE 6-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen Life Investment Trust -- Government Portfolio is managed by the Adviser's Taxable Fixed Income team.(1) Current members of the team include W. David Armstrong and Scott F. Richard, Managing Directors of the Adviser; and Jaidip Singh, Executive Director of the Adviser.

MARKET OVERVIEW

As expected, the Federal Open Market Committee (the "Fed") increased the federal funds target rate at each of its four meetings in the first half of 2005. Consequently, the benchmark overnight rate increased from 2.25% at the beginning of the period to 3.25% at its end. Despite the Fed's actions, most U.S. Treasury yields fell during the second half of the six-month period, erasing all of the gains posted by long-term Treasuries and much of the gains posted by short- and intermediate-term Treasuries during the first half of the six-month period. Nevertheless, the period concluded on a positive note, with bond markets achieving positive returns during the month of June.

It is important to note, however, that as of the end of the period, we have yet to see the full effects of the Fed's actions on economic activity. For the most part, the market's concerns over rising energy prices and inflation as well as faltering growth have muted the impact of the Fed's rate increases. With two-year and five-year Treasuries near the 3.6% to 3.7% area at the end of June, the market reflects neither underlying fundamental trends nor a more likely course for Fed policy.

PERFORMANCE ANALYSIS

The portfolio returned 3.21 percent for the six months ended June 30, 2005 (Class I shares). In comparison, the portfolio's benchmark index, the Lehman Brothers U.S. Government/Mortgage Index, returned 2.55 percent for the six-month period.

The portfolio's mortgage position had a positive impact on relative performance. Due to an emphasis on higher-coupon, slow-prepaying mortgage issues, with their relative lack of sensitivity to rising interest rates, the portfolio outperformed the Lehman Brothers U.S. Government/ Mortgage Index, as rates rose during the bulk of the period.

We also kept the portfolio's overall interest-rate exposure well below that of its benchmark during the measurement period. This posture was beneficial during periods when interest rates rose across the short- and intermediate-portions of the curve, though it was less helpful during periods when these rates rose. Overall, however, the stance was a net positive for the period.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the portfolio in the future.

(1)Team members may change without notice at any time.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

-------------------------------------------------
                           LEHMAN BROTHERS
                           U.S. GOVERNMENT/
      CLASS I   CLASS II    MORTGAGE INDEX
       3.21%     3.06%          2.55%
-------------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definitions.

SECTORS AS OF 6/30/05
Treasury Securities                                 67.8%
FNMA                                                12.7
U.S. Govt. Agency                                    8.9
FHLMC                                                7.8
GNMA                                                 2.1
REMIC/CMO                                            1.1
                                                   -----
Total Long-Term Investments                        100.4%
Short-Term Investments                               6.5
Liabilities in Excess of Other Assets               (6.9)
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/05 - 6/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolio's. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolio's.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                  BEGINNING             ENDING        EXPENSES PAID
                                                                ACCOUNT VALUE       ACCOUNT VALUE     DURING PERIOD*
                                                                ----------------------------------------------------
                                                                   1/1/05              6/30/05        1/1/05-6/30/05
Class I
  Actual....................................................      $1,000.00           $1,032.08           $3.02
  Hypothetical..............................................       1,000.00            1,021.79            3.01
  (5% annual return before expenses)
Class II
  Actual....................................................       1,000.00            1,030.56            4.28
  Hypothetical..............................................       1,000.00            1,020.59            4.26
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with investment adviser the resources available and used in managing the portfolio. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                                  COUPON           MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS  1.1%
$  801     Federal Home Loan Mortgage Corp. (Interest Only)............  5.000%          12/15/16          $     98,915
 1,059     Federal Home Loan Mortgage Corp. (Interest Only)............  6.000     05/15/30 to 05/01/31         118,439
   433     Federal Home Loan Mortgage Corp. (Interest Only)............  6.500           04/01/28                73,494
   140     Federal Home Loan Mortgage Corp. (Interest Only)............  8.000           06/01/31                27,958
   750     Federal National Mortgage Association.......................  6.022           11/25/10               814,517
    62     Federal National Mortgage Association (Interest Only).......  5.000           09/25/11                    46
   696     Federal National Mortgage Association (Interest Only).......  6.000           11/25/32                88,927
 2,369     Federal National Mortgage Association (Interest Only).......  6.500     07/01/31 to 05/25/33         395,701
   584     Federal National Mortgage Association (Interest Only)
           REMIC.......................................................  7.000     03/01/32 to 04/25/33         107,473
   114     Federal National Mortgage Association (Interest Only).......  8.000           05/01/30                23,362
   119     Federal National Mortgage Association (Interest Only)
           REMIC.......................................................  6.000           08/25/32                13,800
   420     Government National Mortgage Association (Interest Only)
           REMIC (a)...................................................  4.163           05/16/32                24,946
   855     Government National Mortgage Association (Interest Only)
           REMIC (a)...................................................  4.763     04/16/29 to 05/16/32          56,279
                                                                                                           ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS..............................................................       1,843,857
                                                                                                           ------------

           MORTGAGE BACKED SECURITIES  22.7%
 5,202     Federal Home Loan Mortgage Corp. ...........................  5.000     08/15/12 to 06/01/20       5,255,008
 3,650     Federal Home Loan Mortgage Corp., July......................  5.500             TBA                3,745,812
   321     Federal Home Loan Mortgage Corp. ...........................  6.000     06/01/29 to 09/01/29         330,225
    58     Federal Home Loan Mortgage Corp. ...........................  6.500           06/01/29                59,870
 2,148     Federal Home Loan Mortgage Corp. ...........................  7.500     08/01/24 to 12/01/32       2,300,601
     6     Federal Home Loan Mortgage Corp. ...........................  8.000           09/01/24                 6,253
   403     Federal Home Loan Mortgage Corp. (ARM)......................  3.637           07/01/34               397,732
   880     Federal Home Loan Mortgage Corp. (ARM)......................  4.182           08/01/34               883,118
 1,369     Federal Home Loan Mortgage Corp. (Interest Only)............  3.750           06/17/27                85,697
 1,900     Federal National Mortgage Association REMIC.................  2.522           05/28/35             1,899,533
   769     Federal National Mortgage Association REMIC.................  2.598           05/28/35               769,135
 1,131     Federal National Mortgage Association.......................  3.514           05/25/35             1,131,341
 1,190     Federal National Mortgage Association.......................  3.660           12/18/32             1,198,025
    25     Federal National Mortgage Association.......................  5.500     07/01/24 to 02/01/29          25,145
   265     Federal National Mortgage Association.......................  6.000     01/01/14 to 08/01/14         274,754
 2,592     Federal National Mortgage Association.......................  6.500     06/01/09 to 08/01/34       2,687,700
 1,713     Federal National Mortgage Association.......................  7.000     07/01/10 to 02/01/33       1,806,300
 2,188     Federal National Mortgage Association.......................  7.500     02/01/23 to 04/01/32       2,338,279
    28     Federal National Mortgage Association.......................  8.000     06/01/24 to 10/01/24          30,277
    18     Federal National Mortgage Association....................... 10.000           04/01/21                20,388
    42     Federal National Mortgage Association....................... 11.000           11/01/20                47,534
   410     Federal National Mortgage Association (ARM).................  3.725           07/01/34               409,713
   585     Federal National Mortgage Association (ARM).................  4.111           09/01/34               585,713
   523     Federal National Mortgage Association (ARM).................  4.237           10/01/34               528,153
   577     Federal National Mortgage Association (ARM).................  4.269           10/01/34               580,034
   738     Federal National Mortgage Association (Interest Only).......  6.000     05/25/33 to 07/25/33         120,689
   390     Federal National Mortgage Association (Interest Only).......  6.500           05/25/33                68,780
 2,300     Federal National Mortgage Association, August...............  6.000             TBA                2,356,062
 4,450     Federal National Mortgage Association, July.................  4.500             TBA                4,402,531
 1,320     Government National Mortgage Association REMIC (a)..........  5.163           06/16/27                71,242
   132     Government National Mortgage Association....................  6.500     05/15/23 to 03/15/29         138,640
   270     Government National Mortgage Association....................  7.000     04/15/23 to 11/15/27         287,194
    42     Government National Mortgage Association....................  7.500     12/15/21 to 06/15/24          45,266
    50     Government National Mortgage Association....................  8.000     05/15/17 to 01/15/23          53,915
    12     Government National Mortgage Association....................  8.500     05/15/17 to 07/15/17          13,339
    74     Government National Mortgage Association....................  9.500     06/15/09 to 10/15/09          78,712
     3     Government National Mortgage Association.................... 11.000           09/15/10                 3,592
 2,775     Government National Mortgage Association, July..............  5.500             TBA                2,833,969
                                                                                                           ------------

TOTAL MORTGAGE BACKED SECURITIES.......................................................................      37,870,271
                                                                                                           ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                                  COUPON           MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------
           UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  8.9%
$4,400     Federal Home Loan Bank......................................  3.000%          04/15/09          $  4,256,459
 3,150     Federal Home Loan Mortgage Corp. ...........................  6.625           09/15/09             3,471,262
   500     Federal Home Loan Mortgage Corp. ...........................  6.750           03/15/31               664,271
   505     Federal National Mortgage Association.......................  6.625           11/15/30               657,611
   350     Federal National Mortgage Association.......................  7.125           06/15/10               399,028
 1,985     Financing Corp. ............................................  9.650           11/02/18             3,006,237
   700     Financing Corp. ............................................  9.800           04/06/18             1,061,316
   960     Tennessee Valley Authority, Ser G...........................  7.125           05/01/30             1,321,055
                                                                                                           ------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS......................................................      14,837,239
                                                                                                           ------------

           UNITED STATES TREASURY OBLIGATIONS  67.7%
 7,400     United States Treasury Bonds................................  5.250           11/15/28             8,454,211
   300     United States Treasury Bonds................................  6.125           08/15/29               383,145
 1,500     United States Treasury Bonds................................  7.625           11/15/22             2,114,707
 1,650     United States Treasury Bonds................................  7.625           02/15/25             2,377,676
 1,000     United States Treasury Bonds................................  8.000           11/15/21             1,441,211
 1,800     United States Treasury Bonds................................  8.125           08/15/19             2,551,219
 8,520     United States Treasury Bonds................................  8.125           08/15/21            12,371,313
   800     United States Treasury Bonds................................  8.750           08/15/20             1,204,000
 1,250     United States Treasury Bonds................................  9.250           02/15/16             1,811,426
   350     United States Treasury Bonds (b)............................ 10.375           11/15/12               402,678
 8,300     United States Treasury Bonds................................ 10.750           08/15/05             8,378,792
   700     United States Treasury Bonds................................ 12.000           08/15/13               869,368
 1,900     United States Treasury Bonds (STRIPS) (c)...................   *              02/15/25               811,944
 1,900     United States Treasury Bonds (STRIPS) (c)...................   *              02/15/27               746,124
 2,500     United States Treasury Notes................................  3.125           05/15/07             2,477,150
 1,500     United States Treasury Notes................................  3.500           11/15/06             1,498,770
13,350     United States Treasury Notes................................  3.875           02/15/13            13,370,345
20,050     United States Treasury Notes................................  4.250           08/15/13            20,557,526
 8,500     United States Treasury Notes................................  4.375           08/15/12             8,818,087
   500     United States Treasury Notes................................  4.750           11/15/08               516,719
 6,100     United States Treasury Notes................................  5.000           08/15/11             6,505,321
10,000     United States Treasury Notes................................  5.875           11/15/05            10,096,100
 2,600     United States Treasury Notes................................  6.250           02/15/07             2,709,283
 6,650     United States Treasury Notes (STRIPS) (c)...................   *              02/15/25             2,820,066
                                                                                                           ------------

TOTAL UNITED STATES TREASURY OBLIGATIONS...............................................................     113,287,181
                                                                                                           ------------

TOTAL LONG-TERM INVESTMENTS  100.4%
  (Cost $162,620,106)..................................................................................     167,838,548
                                                                                                           ------------


SHORT-TERM INVESTMENTS  6.5%
REPURCHASE AGREEMENT  6.2%
State Street Bank & Trust Co. ($10,352,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.25%, dated 06/30/05, to be sold on 07/01/05 at
  $10,352,935)........................................................................................      10,352,000

U.S. GOVERNMENT AGENCY OBLIGATIONS  0.3%
United States Treasury Bills ($550,000 par, yielding 2.837%, 07/14/05 maturity) (b)...................         549,437
                                                                                                          ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $10,901,447)..................................................................................      10,901,447
                                                                                                          ------------

TOTAL INVESTMENTS  106.9%
  (Cost $173,521,553).................................................................................     178,739,995
LIABILITIES IN EXCESS OF OTHER ASSETS  (6.9%).........................................................     (11,474,824)
                                                                                                          ------------

NET ASSETS  100.0%....................................................................................    $167,265,171
                                                                                                          ============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets.

*   Zero Coupon Bond.

(a) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Portfolio to enhance the yield of the portfolio. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) Interest only strip.

The obligations of certain U.S. Government sponsored entities are neither issued or guaranteed by the United States Treasury.

ARM--Adjustable Rate Mortgage

REMIC--Real Estate Mortgage Investment Conduits

TBA--To be announced, maturity date has not been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $173,521,553).......................    $178,739,995
Cash........................................................              38
Receivables:
  Investments Sold..........................................       2,354,894
  Interest..................................................       2,122,848
  Portfolio Shares Sold.....................................         100,864
  Principal Paydown.........................................          30,601
Other.......................................................         139,646
                                                                ------------
    Total Assets............................................     183,488,886
                                                                ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      15,650,164
  Variation Margin on Futures...............................         122,875
  Portfolio Shares Repurchased..............................          87,027
  Investment Advisory Fee...................................          64,004
  Distributor and Affiliates................................          43,392
Trustees' Deferred Compensation and Retirement Plans........         193,768
Accrued Expenses............................................          62,485
                                                                ------------
    Total Liabilities.......................................      16,223,715
                                                                ------------
NET ASSETS..................................................    $167,265,171
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $167,230,144
Net Unrealized Appreciation.................................       5,020,496
Accumulated Undistributed Net Investment Income.............       1,124,195
Accumulated Net Realized Loss...............................      (6,109,664)
                                                                ------------
NET ASSETS..................................................    $167,265,171
                                                                ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $69,198,027 and
  7,365,855 shares of beneficial interest issued and
  outstanding)..............................................    $       9.39
                                                                ============
  Class II Shares (Based on net assets of $98,067,144 and
  10,428,369 shares of beneficial interest issued and
  outstanding)..............................................    $       9.40
                                                                ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................    $3,355,803
                                                                ----------
EXPENSES:
Investment Advisory Fee.....................................       395,167
Distribution (12b-1) and Service Fees.......................       110,882
Custody.....................................................        19,176
Trustees' Fees and Related Expenses.........................        13,557
Shareholder Services........................................         8,414
Legal.......................................................         3,802
Other.......................................................        61,444
                                                                ----------
    Total Expenses..........................................       612,442
    Investment Advisory Fee Reduction.......................        26,837
    Less Credits Earned on Cash Balances....................           522
                                                                ----------
    Net Expenses............................................       585,083
                                                                ----------
NET INVESTMENT INCOME.......................................    $2,770,720
                                                                ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
    Investments.............................................    $  185,406
    Futures.................................................      (531,374)
                                                                ----------
Net Realized Loss...........................................      (345,968)
                                                                ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     2,376,830
                                                                ----------
  End of the Period:
    Investments.............................................     5,218,442
    Futures.................................................      (197,946)
                                                                ----------
                                                                 5,020,496
                                                                ----------
Net Unrealized Appreciation During the Period...............     2,643,666
                                                                ----------
NET REALIZED AND UNREALIZED GAIN............................    $2,297,698
                                                                ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $5,068,418
                                                                ==========

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE              FOR THE
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 JUNE 30, 2005      DECEMBER 31, 2004
                                                                -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $  2,770,720        $  4,553,588
Net Realized Gain/Loss......................................          (345,968)            856,034
Net Unrealized Appreciation During the Period...............         2,643,666             239,013
                                                                  ------------        ------------
Change in Net Assets from Operations........................         5,068,418           5,648,635
                                                                  ------------        ------------

Distributions from Net Investment Income:
  Class I Shares............................................        (2,804,584)         (3,500,154)
  Class II Shares...........................................        (3,294,388)         (3,145,411)
                                                                  ------------        ------------
Total Distributions.........................................        (6,098,972)         (6,645,565)
                                                                  ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        (1,030,554)           (996,930)
                                                                  ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        19,516,477          32,372,419
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................        (6,098,972)          6,645,565
Cost of Shares Repurchased..................................       (11,986,712)        (29,031,463)
                                                                  ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        13,628,737           9,986,521
                                                                  ------------        ------------
TOTAL INCREASE IN NET ASSETS................................        12,598,183           8,989,591
NET ASSETS:
Beginning of the Period.....................................       154,666,988         145,677,397
                                                                  ------------        ------------
End of the Period (Including accumulated undistributed net
  investment income of $1,124,195 and $4,452,447,
  respectively).............................................      $167,265,171        $154,666,988
                                                                  ============        ============

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           SIX
CLASS I SHARES                                            MONTHS
                                                          ENDED                          YEAR ENDED DECEMBER 31,
                                                         JUNE 30,       ---------------------------------------------------------
                                                           2005         2004        2003        2002        2001 (A)        2000
                                                         ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.............     $9.48         $9.55       $9.82       $9.39        $9.30         $ 8.82
                                                          -----         -----       -----       -----        -----         ------
  Net Investment Income..............................       .17(b)        .31(b)      .28(b)      .29(b)       .47(b)         .56
  Net Realized and Unrealized Gain/Loss..............       .12           .08        (.11)        .57          .15            .48
                                                          -----         -----       -----       -----        -----         ------
Total from Investment Operations.....................       .29           .39         .17         .86          .62           1.04
Less Distributions from Net Investment Income........       .38           .46         .44         .43          .53            .56
                                                          -----         -----       -----       -----        -----         ------
NET ASSET VALUE, END OF THE PERIOD...................     $9.39         $9.48       $9.55       $9.82        $9.39         $ 9.30
                                                          =====         =====       =====       =====        =====         ======

Total Return*........................................     3.21%**       4.17%       1.75%       9.61%        6.92%         12.40%
Net Assets at End of the Period (In millions)........     $69.2         $71.2       $75.1       $89.8        $60.1         $ 55.1
Ratio of Expenses to Average Net Assets*.............      .60%          .60%        .60%        .60%         .60%           .60%
Ratio of Net Investment Income to Average Net
  Assets*............................................     3.64%         3.26%       2.96%       3.10%        5.09%          6.14%
Portfolio Turnover...................................       95%**        409%        511%(c)      87%          82%           180%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets...........      .63%          .65%        .63%        .68%         .71%           .79%
   Ratio of Net Investment Income to Average Net
     Assets..........................................     3.61%         3.21%       2.93%       3.02%        4.99%          5.95%

**  Non-annualized

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 5.27% to 5.09%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(b) Based on average shares outstanding.

(c) The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Portfolio's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Portfolio's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous years.

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS II SHARES
                                                SIX
                                               MONTHS                                                           DECEMBER 15, 2000
                                               ENDED                   YEAR ENDED DECEMBER 31,                    (COMMENCEMENT
                                              JUNE 30,       --------------------------------------------       OF OPERATIONS) TO
                                                2005         2004        2003        2002        2001 (B)       DECEMBER 31, 2000
                                              -----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................     $9.48         $9.55       $9.82       $9.39        $9.31               $9.28
                                               -----         -----       -----       -----        -----               -----
  Net Investment Income...................       .16(c)        .28(c)      .25(c)      .29(c)       .40(c)              .02
  Net Realized and Unrealized Gain/Loss...       .12           .09        (.11)        .55          .21                 .01
                                               -----         -----       -----       -----        -----               -----
Total from Investment Operations..........       .28           .37         .14         .84          .61                 .03
Less Distributions from Net Investment
  Income..................................       .36           .44         .41         .41          .53                 -0-
                                               -----         -----       -----       -----        -----               -----
NET ASSET VALUE, END OF THE PERIOD........     $9.40         $9.48       $9.55       $9.82        $9.39               $9.31
                                               =====         =====       =====       =====        =====               =====

Total Return (a)*.........................     3.06%**       3.90%       1.49%       9.33%        6.73%                .32%**
Net Assets at End of the Period (In
  millions)...............................     $98.1         $83.5       $70.6       $52.8        $ 9.7               $ 1.0
Ratio of Expenses to Average Net
  Assets*.................................      .85%          .85%        .85%        .85%         .85%                .85%
Ratio of Net Investment Income to Average
  Net Assets*.............................     3.40%         3.03%       2.65%       3.07%        4.51%               5.61%
Portfolio Turnover........................       95%**        409%        511%(d)      87%          82%                180%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................      .88%          .90%        .88%        .93%         .96%               1.40%
   Ratio of Net Investment Income to
     Average Net Assets...................     3.37%         2.98%       2.61%       2.99%        4.41%               5.06%

**  Non-annualized

(a) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

(b) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 4.69% to 4.51%. Per share, ratios and supplemental data for the period prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Based on average shares outstanding.

(d) The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of the portfolio securities for a fiscal year by the average monthly value of the Portfolio's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Portfolio's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous years.

See Notes to Financial Statements                                             15

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Government Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek to provide investors with high current return consistent with preservation of capital. The Portfolio commenced investment operations on April 7, 1986. The distribution of the Portfolio's Class II Shares commenced on December 15, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments and forwards are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Portfolio will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At June 30, 2005, the Portfolio had $13,295,270 of when-issued, delayed delivery or forward purchase commitments.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2004, the Portfolio had an accumulated capital loss carryforward for tax purposes of $5,563,786 which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$1,615,845..................................................    December 31, 2007
   671,393..................................................    December 31, 2008
 2,429,205..................................................    December 31, 2011
   847,343..................................................    December 31, 2012

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $175,655,882
                                                                ============
Gross tax unrealized appreciation...........................    $  4,861,712
Gross tax unrealized depreciation...........................      (1,777,599)
                                                                ------------
Net tax unrealized appreciation on investments..............    $  3,084,113
                                                                ============

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2004 was as follows:

Distribution paid from:
  Ordinary Income...........................................    $6,645,565
  Long-term capital gain....................................           -0-
                                                                ----------
                                                                $6,645,565
                                                                ==========

    As of December 31, 2004, the components of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $6,098,547

F. EXPENSE REDUCTIONS During the six months ended June 30, 2005, the Portfolio's custody fee was reduced by $522 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................      0.50%
Next $500 million...........................................      0.45%
Over $1 billion.............................................      0.40%

    The effective management fee based on the average daily net assets of the Combined Portfolios for the six months ended June 30, 2005 was .50%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the six months ended June 30, 2005, the Adviser waived approximately $26,800 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $3,800, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $7,700, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $107,575 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At June 30, 2005, capital aggregated $70,214,983 and $97,015,161 for Classes I and II, respectively. For the six months ended June 30, 2005, transactions were as follows:

                                                                  SHARES            VALUE
Sales:
  Class I...................................................        96,058       $    895,262
  Class II..................................................     1,990,274         18,621,215
                                                                ----------       ------------
Total Sales.................................................     2,086,332       $ 19,516,477
                                                                ==========       ============
Dividend Reinvestment:
  Class I...................................................       308,535       $  2,804,584
  Class II..................................................       362,021          3,294,388
                                                                ----------       ------------
Total Dividend Reinvestment.................................       670,556       $  6,098,972
                                                                ==========       ============
Repurchases:
  Class I...................................................      (549,519)      $ (5,126,249)
  Class II..................................................      (732,462)        (6,860,463)
                                                                ----------       ------------
Total Repurchases...........................................    (1,281,981)      $(11,986,712)
                                                                ==========       ============

    At December 31, 2004, capital aggregated $71,641,386 and $81,960,021 for Class I and II, respectively. For the year ended December 31, 2004, transactions were as follows:

                                                                  SHARES            VALUE
Sales:
  Class I...................................................       415,649       $  3,868,598
  Class II..................................................     3,039,280         28,503,821
                                                                ----------       ------------
Total Sales.................................................     3,454,929       $ 32,372,419
                                                                ==========       ============
Dividend Reinvestment:
  Class I...................................................       375,150       $  3,500,154
  Class II..................................................       336,408          3,145,411
                                                                ----------       ------------
Total Dividend Reinvestment.................................       711,558       $  6,645,565
                                                                ==========       ============
Repurchases:
  Class I...................................................    (1,137,705)      $(10,645,042)
  Class II..................................................    (1,958,662)       (18,386,421)
                                                                ----------       ------------
Total Repurchases...........................................    (3,096,367)      $(29,031,463)
                                                                ==========       ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, including principal paydowns, and excluding short-term investments were $168,365,807 and $152,972,835, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Portfolio has a variety of reasons to use derivative instruments, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio or to generate potential gain. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Portfolio's effective maturity and duration. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

    Transactions in futures contracts for the six months ended June 30, 2005, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2004............................        361
Futures Opened..............................................      1,305
Futures Closed..............................................     (1,063)
                                                                 ------
Outstanding at June 30, 2005................................        603
                                                                 ======

    The futures contracts outstanding as of June 30, 2005 and the description and unrealized appreciation/depreciation were as follows:

                                                                              UNREALIZED
                                                                             APPRECIATION/
                                                                CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
2-Year U.S. Treasury Note--September 2005 (Current Notional
  Value of $207,687 per contract)...........................       147         $  27,624
5-Year U.S. Treasury Note--September 2005 (Current Notional
  Value of $108,891 per contract)...........................       338           (35,935)
U.S. Treasury Bonds--September 2005 (Current Notional Value
  of $118,750 per contract).................................       118          (189,635)
                                                                   ---         ---------
                                                                   603         $(197,946)
                                                                   ===         =========

6. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by Federally sponsored agencies-Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. The Portfolio also invests in REMIC's (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

7. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to it's Class II Shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

8. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested Persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Government Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Government Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                   LIT SAR GOV
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-01825P-Y06/05

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Money Market Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

       AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Portfolio Report

FOR THE 6-MONTH PERIOD ENDED JUNE 30, 2005

The portfolio management team for Van Kampen Life Investment Trust -- Money Market Portfolio includes Jonathan Page, Managing Director of the Adviser, and Dale Albright, Executive Director of the Adviser.(1)

MARKET CONDITIONS

The Federal Open Market Committee (the "Fed") increased its target rate for federal funds with four increments of 25 basis points each from January 1, 2005 to June 30, 2005. As a result, the Fed increased that rate from 2.25 percent to
3.25 percent, a three-year high.

PERFORMANCE ANALYSIS

As of June 30, 2005, Van Kampen Life Investment Trust -- Money Market Portfolio had net assets of more than $77 million and an average portfolio maturity of 29 days. For the seven-day period ended June 30, 2005, the Portfolio's Class I shares provided an effective annualized yield of 2.63 percent and a current yield of 2.60 percent, while its 30-day moving average yield for June was 2.55 percent. For the 6-month period ended June 30, 2005, the Portfolio's Class I shares provided a total return of 1.08 percent.

For the seven-day period ended June 30, 2005, the Portfolio's Class II shares provided an effective annualized yield of 2.38 percent and a current yield of
2.35 percent, while its 30-day moving average yield for June was 2.31 percent. For the 6-month period ended June 30, 2005, the Portfolio's Class II shares provided a total return of 0.95 percent.

Our strategy in managing the Portfolio remained consistent with the Portfolio's long-term focus on maintaining preservation of capital and liquidity. We adhered to a conservative approach in managing the Portfolio that emphasized purchasing high-quality money market obligations and avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. We also took advantage of the rising yields available on money market securities by reinvesting the proceeds of maturing short-term holdings at increased levels as rates climbed. We anticipate continuing this approach if rates continue to rise during the remainder of 2005.

There is no guarantee that any securities will continue to perform well or be held by the portfolio in the future.

PORTFOLIO COMPOSITION AS OF 6/30/05
Commercial Paper                                    72.2%
Floating Rate Notes                                  9.0
U.S. Government Agency Obligations                  18.8

Subject to change daily. Provided for informational purposes only. Portfolio composition is as of a percentage of total investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

TOTAL RETURNS FOR THE 6-MONTH PERIOD ENDED JUNE 30, 2005

------------------------------
      CLASS I   CLASS II
       1.08%     0.95%
------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and portfolio shares, when redeemed, may be worth more or less than their original cost.

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance.

The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the portfolio's returns would have been lower.

(1)Team members may change without notice at any time.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/05 - 6/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING        ENDING       EXPENSES PAID
                                                              ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*
                                                              ----------------------------------------------
                                                                 1/1/05          6/30/05      1/1/05-6/30/05
Class I
  Actual....................................................    $1,000.00       $1,010.77         $2.99
  Hypothetical..............................................     1,000.00        1,021.79          3.01
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00        1,009.53          4.24
  Hypothetical..............................................     1,000.00        1,020.59          4.26
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. Finally, the Board considered materials it had received in approving a change in the advisory fee rate effective November 1, 2004. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with investment adviser the resources available and used in managing the portfolio. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

PAR                                                                                   YIELD ON
AMOUNT                                                                    MATURITY    DATE OF      AMORTIZED
(000)     DESCRIPTION                                                       DATE      PURCHASE       COST
-------------------------------------------------------------------------------------------------------------
          COMMERCIAL PAPER  72.2%
$3,000    American Honda Finance Corp. ...............................    07/21/05     3.115%     $ 2,994,833
 3,000    Banque Generale du Luxembourg SA............................    08/16/05     3.214        2,987,772
 3,000    CBA (Delaware) Finance, Inc. ...............................    07/12/05     3.095        2,997,177
 2,265    Ciesco, LP..................................................    07/26/05     3.171        2,260,029
 3,800    DaimlerChrysler Revolving Auto Conduit LLC..................    07/21/05     3.249        3,793,160
 1,860    DNB Norbank ASA.............................................    07/08/05     3.067        1,858,897
 2,890    Du Pont (E.I.) De Nemours & Co. ............................    08/01/05     3.174        2,882,136
 3,500    FCAR Owner Trust Ser I......................................    07/15/05     3.126        3,495,767
 3,350    Goldman Sachs Group, Inc. (The).............................    07/08/05     3.098        3,347,987
 3,800    ING (US) Funding LLC........................................    07/28/05     3.156        3,791,051
 3,850    Mortgage Interest Networking Trust..........................    08/15/05     3.268        3,834,359
 2,785    New Center Asset Trust......................................    07/11/05     3.119        2,782,594
   801    New Center Asset Trust......................................    07/18/05     3.140          799,818
 3,195    Shell Finance...............................................    08/04/05     3.131        3,185,585
 2,950    State Street Corp. .........................................    07/20/05     3.209        2,945,018
 2,740    Forenings Sparbanken AB.....................................    07/19/05     3.134        2,735,726
 2,525    Toyota Motor Credit Corp. ..................................    08/02/05     3.203        2,517,840
 2,035    UBS Finance (Delaware) LLC..................................    07/01/05     3.370        2,035,000
 1,000    Usaa Capital Corp. .........................................    07/13/05     3.254          998,917
 1,500    Usaa Capital Corp. .........................................    07/13/05     3.234        1,498,385
 2,500    Westpac Capital Corp. ......................................    08/22/05     3.198        2,488,553
                                                                                                  -----------

          TOTAL COMMERCIAL PAPER..............................................................     56,230,604
                                                                                                  -----------

          FLOATING RATE NOTES  9.0%
 3,500    Citigroup, Inc. ............................................    09/01/05     3.235        3,500,426
 3,500    General Electric Capital Corp. .............................    03/29/06     3.125        3,501,240
                                                                                                  -----------

          TOTAL FLOATING RATE NOTES...........................................................      7,001,666
                                                                                                  -----------

          U.S. GOVERNMENT AGENCY OBLIGATIONS  18.7%
 3,000    Federal Home Loan Banks (Floating Rate).....................    08/02/05     3.180        2,999,888
 5,000    Federal Home Loan Banks (Floating Rate).....................    08/26/05     1.635        4,999,367
 3,400    Federal Home Loan Mortgage Corp. (Floating Rate)............    10/07/05     2.550        3,400,073
 3,200    Federal National Mortgage Association.......................    07/18/05     3.061        3,195,391
                                                                                                  -----------

          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS............................................     14,594,719
                                                                                                  -----------

TOTAL INVESTMENTS  99.9% (a)..................................................................     77,826,989

OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%...................................................         72,943
                                                                                                  -----------

NET ASSETS  100.0%............................................................................    $77,899,932
                                                                                                  ===========

Percentages are calculated as a percentage of net assets.

(a) At June 30, 2005, cost is identical for both book and federal income tax purposes.

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................    $77,826,989
Receivables:
  Portfolio Shares Sold.....................................        154,111
  Interest..................................................         58,479
Other.......................................................         98,632
                                                                -----------
    Total Assets............................................     78,138,211
                                                                -----------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................         24,982
  Distributor and Affiliates................................         24,898
  Custodian Bank............................................          2,697
  Portfolio Shares Repurchased..............................          2,259
Trustees' Deferred Compensation and Retirement Plans........        141,707
Accrued Expenses............................................         41,736
                                                                -----------
    Total Liabilities.......................................        238,279
                                                                -----------
NET ASSETS..................................................    $77,899,932
                                                                ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $77,908,261
Accumulated Net Realized Loss...............................         (8,329)
                                                                -----------
NET ASSETS..................................................    $77,899,932
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $23,555,239 and
  23,560,660 shares of beneficial interest issued and
  outstanding)..............................................    $      1.00
                                                                ===========
  Class II Shares (Based on net assets of $54,344,693 and
  54,347,601 shares of beneficial interest issued and
  outstanding)..............................................    $      1.00
                                                                ===========

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................    $1,027,152
                                                                ----------
EXPENSES:
Investment Advisory Fee.....................................       166,567
Distribution (12b-1) and Service Fees.......................        62,213
Trustees' Fees and Related Expenses.........................        13,090
Shareholder Services........................................         7,957
Custody.....................................................         5,547
Legal.......................................................         2,329
Other.......................................................        41,055
                                                                ----------
    Total Expenses..........................................       298,758
    Investment Advisory Fee Reduction.......................        14,353
    Less Credits Earned on Cash Balances....................           103
                                                                ----------
    Net Expenses............................................       284,302
                                                                ----------
NET INVESTMENT INCOME.......................................    $  742,850
                                                                ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $  742,850
                                                                ==========

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE                 FOR THE
                                                                SIX MONTHS ENDED          YEAR ENDED
                                                                 JUNE 30, 2005         DECEMBER 31, 2004
                                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $    742,850           $    428,161
                                                                  ------------           ------------

Distributions from Net Investment Income:
  Class I Shares............................................          (262,001)              (222,489)
  Class II Shares...........................................          (479,992)              (214,858)
                                                                  ------------           ------------
Total Distributions.........................................          (741,993)              (437,347)
                                                                  ------------           ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........               857                 (9,186)
                                                                  ------------           ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        20,681,677             54,156,305
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................           741,993                437,347
Cost of Shares Repurchased..................................       (14,158,278)           (38,646,017)
                                                                  ------------           ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........         7,265,392             15,947,635
                                                                  ------------           ------------
TOTAL INCREASE IN NET ASSETS................................         7,266,249             15,938,449
NET ASSETS:
Beginning of the Period.....................................        70,633,683             54,695,234
                                                                  ------------           ------------
End of the Period (Including accumulated undistributed net
  investment income of $0 and ($857), respectively).........      $ 77,899,932           $ 70,633,683
                                                                  ============           ============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                               SIX
                                                              MONTHS
                                                              ENDED                        YEAR ENDED DECEMBER 31,
CLASS I SHARES                                               JUNE 30,       -----------------------------------------------------
                                                               2005         2004        2003        2002        2001        2000
                                                             --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $1.00         $1.00       $1.00       $1.00       $1.00       $1.00
                                                              -----         -----       -----       -----       -----       -----
  Net Investment Income..................................       .01           .01         .01         .01         .04         .06
Less:
  Distributions from Net Investment Income...............       .01           .01         .01         .01         .04         .06
  Distributions from Net Realized Gain...................        --            --         -0-(a)       --          --          --
                                                              -----         -----       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD.......................     $1.00         $1.00       $1.00       $1.00       $1.00       $1.00
                                                              =====         =====       =====       =====       =====       =====

Total Return*............................................     1.08%**        .80%        .57%       1.22%       3.68%       5.93%
Net Assets at End of the Period (In millions)............     $23.6         $24.6       $30.3       $52.8       $48.4       $29.7
Ratio of Expenses to Average Net Assets* (b).............      .60%          .60%        .60%        .60%        .60%        .61%
Ratio of Net Investment Income to Average Net Assets*....     2.16%          .76%        .58%       1.21%       3.43%       5.76%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (b)...........      .64%          .71%        .69%        .71%        .84%        .97%
   Ratio of Net Investment Income to Average Net
     Assets..............................................     2.12%          .65%        .49%       1.10%       3.20%       5.40%

**  Non-Annualized

(a) Amount is less than $.01 per share.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended December 31, 2000.

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX
                                    MONTHS                                                                      DECEMBER 15, 2000
                                     ENDED                          YEAR ENDED DECEMBER 31,                       (COMMENCEMENT
CLASS II SHARES                    JUNE 30,        ---------------------------------------------------------    OF OPERATIONS) TO
                                     2005            2004            2003            2002            2001       DECEMBER 31, 2000
                                   ----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................    $    1.00       $    1.00       $    1.00       $    1.00       $    1.00          $1.00
                                   ---------       ---------       ---------       ---------       ---------          -----
  Net Investment Income........          .01             .01             -0-(a)          .01             .03            -0-(a)
Less:
  Distributions from Net
    Investment Income..........          .01             .01             -0-(a)          .01             .03            -0-(a)
  Distributions from Net
    Realized Gain..............           --              --             -0-(a)           --              --             --
                                   ---------       ---------       ---------       ---------       ---------          -----
NET ASSET VALUE, END OF THE
  PERIOD.......................    $    1.00       $    1.00       $    1.00       $    1.00       $    1.00          $1.00
                                   =========       =========       =========       =========       =========          =====

Total Return* (b)..............         .95%**          .55%            .32%            .97%           3.44%           .23%**
Net Assets at End of the Period
  (In thousands)...............    $54,344.7       $46,008.2       $24,386.6       $25,531.9       $13,737.7          $ 4.5
Ratio of Expenses to Average
  Net Assets* (c)..............         .85%            .85%            .85%            .85%            .85%           .86%
Ratio of Net Investment Income
  to Average Net Assets*.......        1.93%            .61%            .32%            .96%           2.36%          6.85%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c)............         .89%            .96%            .94%            .95%           1.09%          1.63%
   Ratio of Net Investment
     Income to Average Net
     Assets....................        1.89%            .50%            .23%            .86%           2.13%          6.08%

**  Non-Annualized

(a) Amount is less than $.01 per share.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the period ended December 31, 2000.

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Money Market Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek protection of capital and high current income through investments in money market instruments. The Portfolio commenced investment operations on April 7, 1986. The distribution of the Portfolio's Class II Shares commenced on December 15, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2004, the Portfolio had an accumulated capital loss carryforward for tax purposes of $8,329 which will expire on December 31, 2011.

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. All dividend and capital gains distributions of the Portfolio are automatically reinvested.

    The tax character of distributions paid during the year ended December 31, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................    $437,347
  Long-term capital gain....................................          --
                                                                --------
                                                                $437,347
                                                                ========

    As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $119,936

F. EXPENSE REDUCTIONS During the six months ended June 30, 2005, the Portfolio's custody fee was reduced by $103 as a result of credits earned on cash balances.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based upon the lesser of: (1) its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    or (2) a monthly fee computed based upon an annual rate applied to the average daily net assets of the Portfolio only as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $250 million..........................................       .450%
Next $500 million...........................................       .375%
Next $500 million...........................................       .325%
Next $250 million...........................................       .300%
Next $250 million...........................................       .275%
Next $500 million...........................................       .250%
Next $500 million...........................................       .225%
Next $12.25 billion.........................................       .200%
Next $2.50 billion..........................................       .199%
Next $7.50 billion..........................................       .198%
Next $5.00 billion..........................................       .197%
Over $30.0 billion..........................................       .196%

    For the six months ended June 30, 2005, the Adviser waived approximately $14,400 of its advisory fees. Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. The adviser has agreed to waive all expenses in excess of .60% of Class I average net assets and .85% of Class II average net assets. This waiver is voluntary and can be discontinued at any time.

    For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $1,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $7,900, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $69,013 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At June 30, 2005, capital aggregated $23,560,660 and $54,347,601 for Classes I and II, respectively. For the six months ended June 30, 2005, transactions were as follows:

                                                                  SHARES             VALUE
Sales:
  Class I...................................................      5,945,085       $  5,945,085
  Class II..................................................     14,736,592         14,736,592
                                                                -----------       ------------
Total Sales.................................................     20,681,677       $ 20,681,677
                                                                ===========       ============
Dividend Reinvestment:
  Class I...................................................        262,001       $    262,001
  Class II..................................................        479,992            479,992
                                                                -----------       ------------
Total Dividend Reinvestment.................................        741,993       $    741,993
                                                                ===========       ============
Repurchases:
  Class I...................................................     (7,277,573)      $ (7,277,573)
  Class II..................................................     (6,880,705)        (6,880,705)
                                                                -----------       ------------
Total Repurchases...........................................    (14,158,278)      $(14,158,278)
                                                                ===========       ============

    At December 31, 2004, capital aggregated $24,631,147 and $46,011,722 for Classes I and II, respectively. For the year ended December 31, 2004, transactions were as follows:

                                                                  SHARES             VALUE
Sales:
  Class I...................................................     13,362,960       $ 13,362,960
  Class II..................................................     40,793,345         40,793,345
                                                                -----------       ------------
Total Sales.................................................     54,156,305       $ 54,156,305
                                                                ===========       ============
Dividend Reinvestment:
  Class I...................................................        222,489       $    222,489
  Class II..................................................        214,858            214,858
                                                                -----------       ------------
Total Dividend Reinvestment.................................        437,347       $    437,347
                                                                ===========       ============
Repurchases:
  Class I...................................................    (19,263,587)      $(19,263,587)
  Class II..................................................    (19,382,430)       (19,382,430)
                                                                -----------       ------------
Total Repurchases...........................................    (38,646,017)      $(38,646,017)
                                                                ===========       ============

4. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to such shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

5. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Money Market Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Money Market Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 138, 338, 538
                                                               LIT SAR MM 8/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-01824P-Y06/05

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Aggressive Growth Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/05

 -------------------------------------------------------------------
 AVERAGE ANNUAL                                   CLASS II
 TOTAL RETURNS                                  since 9/25/00

 Since Inception                                   -13.53%

 1-year                                              7.21

 6-month                                             1.03
 -------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND PORTFOLIO AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. Figures shown above assume reinvestment of all distributions and capital gains.

Russell Midcap Growth Index is generally representative of mid-capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Portfolio Report

FOR THE 6-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen Life Investment Trust--Aggressive Growth Portfolio is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the Adviser; Dudley Brickhouse, Janet Luby and David Walker; Executive Directors of the Adviser; Matthew Hart and Scott Miller, Vice Presidents of the Adviser.

MARKET CONDITIONS

The performance of most major stock market indexes was relatively flat for the six months ended June 30, 2005. Investors kept a wary eye on lofty oil prices and rising interest rates, anxious that these forces would bring the demise of the economy's moderate growth rate. Despite a dip in May, investors had little relief from crude oil prices' upward march to north of $60 per barrel by the end of the period. The Federal Open Market Committee (the "Fed") continued its "measured" increases of the federal funds target rate. Sentiment improved toward the end of the period, however, as investors began to anticipate that the Fed was nearly finished raising rates.

Although the market continued to favor value stocks, growth stocks enjoyed increased recognition in the market, helped by a variety of factors. Earnings growth remained strong and balance sheets improved. Additionally, corporations became somewhat more willing to spend their cash stockpiles, which translated into stock buy-backs, increased dividends, and measured capital spending. Within our universe of mid-cap growth stocks, the market's best performing groups were energy and utilities, while technology and materials were the most lagging.

PERFORMANCE ANALYSIS

The portfolio returned 1.03 percent for the six months ended June 30, 2005 (Class II shares). In comparison, the portfolio's benchmark index, the Russell Midcap Growth Index, returned 1.70 percent for the six-month period.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

-------------------------------------
                 RUSSELL MIDCAP
      CLASS II    GROWTH INDEX

       1.03%         1.70%
-------------------------------------

The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definitions.

Technology stocks were the portfolio's largest detractor during the period, both in absolute terms and relative to the Russell Midcap Growth Index. The sector continued to struggle, as anxious investors continued to favor more defensive areas of the market. Outside of computer hardware, home entertainment software and information technology services, all other industries within the technology sector showed negative returns for the six-month period. This environment has proved frustrating for us as growth investors. While companies generally have healthier balance sheets, improved earnings, and stronger cash flows than they did several years ago, management teams remain reluctant to open their budgets to technology spending.

In contrast, health care stocks were a standout for the portfolio. Health care facilities and managed care were the portfolio's bright spots. Investors showed a preference for less cyclical companies--companies whose businesses are less tied to economic fluctuations. The portfolio has been overweight in the health care sector, as we have found attractive growth opportunities among health care companies that we believe are poised to capitalize on the aging baby boomer population.

The portfolio was also boosted by consumer discretionary holdings. Many of these stocks benefited from a tailwind of strong consumer spending, despite the market's anxiety about rising interest rates and a housing market bubble. Furthermore, select companies with compelling products have generated attractive growth. Specialty retailers, home builders, and hotel and gaming stocks were among the portfolio's better performers.

In closing, we note that regardless of the market environment, we continue to seek companies that show accelerating growth or more growth than the overall economy and that have rising earnings expectations or rising valuations. As growth fund managers, we are encouraged by recent economic and market trends. Although there is still a value bias in the equity market, the climate for growth stocks has improved. Corporations have become more confident about spending cash surpluses to buy back shares of stock, increase capital investment or complete mergers. In addition, valuations of growth stocks have compressed significantly, presenting an environment where companies with higher than average growth prospects may outperform the overall market. Against this backdrop, we believe that our investment style is well positioned to exploit emerging opportunities.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the portfolio in the future.

(1)Team members may change without notice at any time.

TOP 10 HOLDINGS AS OF 6/30/05
Legg Mason, Inc.                                     1.4%
State Street Bank & Trust Co.                        1.4
Coach, Inc.                                          1.4
KB Home                                              1.3
Apple Computer, Inc.                                 1.3
Starwood Hotels & Resorts Worldwide, Inc.            1.2
NCR Corp.                                            1.2
Autodesk, Inc.                                       1.2
Nordstrom, Inc.                                      1.2
United Therapeutics Corp.                            1.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 6/30/05
Biotechnology                                        5.6
Health Care Equipment                                4.2
Apparel Retail                                       3.4
Asset Management & Custody Banks                     3.2
Pharmaceuticals                                      3.2
Health Care Services                                 3.2
Managed Health Care                                  2.5
Computer Hardware                                    2.5
Communications Equipment                             2.3
Application Software                                 2.3
Semiconductors                                       2.3
Homebuilding                                         2.2
Hotels, Resorts & Cruise Lines                       2.2
Aerospace & Defense                                  2.2
Oil & Gas Exploration & Production                   2.1
Department Stores                                    1.9
Casinos & Gaming                                     1.7
Systems Software                                     1.7
Publishing                                           1.7
Restaurants                                          1.6
Wireless Telecommunication Services                  1.6
IT Consulting & Other Services                       1.5
Apparel, Accessories & Luxury Goods                  1.4
Investment Banking & Brokerage                       1.4
Industrial Machinery                                 1.3
Oil & Gas Refining & Marketing                       1.3
Semiconductor Equipment                              1.3
Data Processing & Outsourcing Services               1.2
Regional Banks                                       1.2
Education Services                                   1.1
Packaged Foods & Meats                               1.1
Integrated Oil & Gas                                 1.1
Specialty Stores                                     1.0
Investment Company                                   0.9
Oil & Gas Equipment & Services                       0.9
Commodity Chemicals                                  0.9
Airlines                                             0.9
Gas Utilities                                        0.9
Services                                             0.8
Health Care Facilities                               0.8


Computer Storage & Peripherals                       0.8%
Drug Retail                                          0.8
Housewares & Specialties                             0.8
Diversified Metals & Mining                          0.7
Trucking                                             0.7
Broadcasting & Cable TV                              0.7
Life & Health Insurance                              0.7
Automotive Retail                                    0.7
Agricultural Products                                0.7
Other Diversified Financial Services                 0.7
Railroads                                            0.7
Household Products                                   0.6
Electronic Manufacturing Services                    0.6
Multi-line Insurance                                 0.6
Household Appliances                                 0.6
Specialized Finance                                  0.6
Air Freight & Logistics                              0.6
Health Care Supplies                                 0.6
Computer & Electronics Retail                        0.6
Oil & Gas Drilling                                   0.6
Health Care Distributors                             0.6
Home Entertainment Software                          0.6
Consumer Electronics                                 0.6
Property & Casualty                                  0.6
Advertising                                          0.6
Electronic Equipment Manufacturers                   0.6
Trucks                                               0.5
Industrial Conglomerates                             0.5
Electric Utilities                                   0.5
Multi-Utilities                                      0.5
Distillers & Vintners                                0.5
Environmental & Facilities Services                  0.5
Footwear                                             0.5
Metal & Glass Containers                             0.5
Home Improvement Retail                              0.5
Trading Companies & Distributors                     0.5
Steel                                                0.5
Building Products                                    0.4
Technology Distributors                              0.4
                                                   -----
Total Long-Term Investments                         97.8%
Short-Term Investments                               1.4
Liabilities in Excess of Other Assets               -0.8
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 - 06/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING        EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              ------------------------------------------------
                                                                                                   1/01/05-
                                                                 1/1/05           6/30/05          6/30/05
Class II
  Actual....................................................    $1,000.00        $1,010.29          $6.28
  Hypothetical..............................................     1,000.00         1,018.59           6.31
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 1.26% for Class II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by portfolio assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with investment adviser the resources available and used in managing the portfolio. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the market place. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

                                       NUMBER OF
DESCRIPTION                              SHARES         VALUE
----------------------------------------------------------------
COMMON STOCKS  96.9%
ADVERTISING  0.6%
Omnicom Group, Inc. .................      2,730     $   218,018
                                                     -----------
AEROSPACE & DEFENSE  2.2%
Lockheed Martin Corp. ...............      4,060         263,372
Precision Castparts Corp. ...........      4,060         316,274
Rockwell Collins, Inc. ..............      5,420         258,426
                                                     -----------
                                                         838,072
                                                     -----------
AGRICULTURAL PRODUCTS  0.7%
Bunge, Ltd. .........................      4,060         257,404
                                                     -----------
AIR FREIGHT & LOGISTICS  0.6%
C.H. Robinson Worldwide, Inc. .......      4,060         236,292
                                                     -----------
AIRLINES  0.9%
Continental Airlines, Inc., Class B
  (a)................................     27,060         359,357
                                                     -----------

APPAREL, ACCESSORIES & LUXURY GOODS  1.4%
Coach, Inc. (a)......................     16,250         545,512
                                                     -----------
APPAREL RETAIL  3.4%
Abercrombie & Fitch Co., Class A.....      5,420         372,354
American Eagle Outfitters, Inc. .....     10,840         332,246
bebe stores, Inc. ...................     12,195         322,802
Urban Outfitters, Inc. (a)...........      5,420         307,260
                                                     -----------
                                                       1,334,662
                                                     -----------
APPLICATION SOFTWARE  2.3%
Autodesk, Inc. (a)...................     13,620         468,119
Cognos, Inc. (Canada) (a)............      8,130         277,558
MicroStrategy, Inc. Class A (a)......      2,710         143,738
                                                     -----------
                                                         889,415
                                                     -----------
ASSET MANAGEMENT & CUSTODY BANKS  3.2%
Affiliated Managers Group, Inc.
  (a)................................      4,060         277,420
Franklin Resources, Inc. ............      5,420         417,232
Legg Mason, Inc. ....................      5,420         564,276
                                                     -----------
                                                       1,258,928
                                                     -----------
AUTOMOTIVE RETAIL  0.7%
Advanced Auto Parts, Inc. (a)........      4,060         262,073
                                                     -----------
BIOTECHNOLOGY  5.6%
Affymetrix, Inc. (a).................      3,620         195,227
Celgene Corp. (a)....................      6,770         276,013
Encysive Pharmaceuticals, Inc. (a)...     13,540         146,367
Genzyme Corp. (a)....................      5,420         325,688
Gilead Sciences, Inc. (a)............      8,130         357,639
Neurocrine Biosciences, Inc. (a).....      5,420         227,965
United Therapeutics Corp. (a)........      9,480         456,936
Vertex Pharmaceuticals, Inc. ........     12,450         209,658
                                                     -----------
                                                       2,195,493
                                                     -----------
BROADCASTING & CABLE TV  0.7%
XM Satellite Radio Holdings, Inc.,
  Class A (a)........................      8,130         273,656
                                                     -----------

BUILDING PRODUCTS  0.4%
USG Corp.............................      4,090         173,825
                                                     -----------

                                       NUMBER OF
DESCRIPTION                              SHARES         VALUE
----------------------------------------------------------------
CASINOS & GAMING  1.7%
Boyd Gaming Corp. ...................      5,420     $   277,125
Las Vegas Sands Corp. (a)............      5,420         193,765
Penn National Gaming, Inc. (a).......      5,420         197,830
                                                     -----------
                                                         668,720
                                                     -----------
COMMODITY CHEMICALS  0.9%
Lyondell Chemical Co. ...............     13,660         360,897
                                                     -----------

COMMUNICATIONS EQUIPMENT  2.3%
Comverse Technology, Inc. (a)........     13,540         320,221
F5 Networks, Inc. (a)................      6,770         319,781
Harris Corp. ........................      8,130         253,737
                                                     -----------
                                                         893,739
                                                     -----------
COMPUTER & ELECTRONICS RETAIL  0.6%
Best Buy Co., Inc. ..................      3,310         226,900
                                                     -----------

COMPUTER HARDWARE  2.5%
Apple Computer, Inc. (a).............     13,570         499,512
NCR Corp. (a)........................     13,540         475,525
                                                     -----------
                                                         975,037
                                                     -----------
COMPUTER STORAGE & PERIPHERALS  0.8%
Network Appliance, Inc. (a)..........     10,870         307,295
                                                     -----------

CONSUMER ELECTRONICS  0.6%
Harman International
  Industries, Inc. ..................      2,710         220,486
                                                     -----------

DATA PROCESSING & OUTSOURCING SERVICES  1.2%
CheckFree Corp. (a)..................      5,420         184,605
Global Payments, Inc. ...............      4,060         275,268
                                                     -----------
                                                         459,873
                                                     -----------
DEPARTMENT STORES  1.9%
J.C. Penney Co., Inc. ...............      5,490         288,664
Nordstrom, Inc. .....................      6,840         464,915
                                                     -----------
                                                         753,579
                                                     -----------
DISTILLERS & VINTNERS  0.5%
Constellation Brands, Inc., Class A
  (a)................................      6,800         200,600
                                                     -----------

DIVERSIFIED METALS & MINING  0.7%
Peabody Energy Corp. ................      5,420         282,057
                                                     -----------

DRUG RETAIL  0.8%
CVS Corp. ...........................     10,100         293,607
                                                     -----------

EDUCATION SERVICES  1.1%
Career Education Corp. (a)...........      6,760         247,484
Laureate Education, Inc. ............      4,060         194,312
                                                     -----------
                                                         441,796
                                                     -----------
ELECTRIC UTILITIES  0.5%
Entergy Corp. .......................      2,710         204,740
                                                     -----------

ELECTRONIC EQUIPMENT MANUFACTURERS  0.6%
Amphenol Corp., Class A..............      5,420         217,721
                                                     -----------

ELECTRONIC MANUFACTURING SERVICES  0.6%
Jabil Circuit, Inc. (a)..............      8,130         249,835
                                                     -----------

ENVIRONMENTAL & FACILITIES SERVICES  0.5%
Republic Services, Inc. .............      5,500         198,055
                                                     -----------

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                       NUMBER OF
DESCRIPTION                              SHARES         VALUE
----------------------------------------------------------------
FOOTWEAR  0.5%
Wolverine World Wide, Inc. ..........      8,125     $   195,081
                                                     -----------
GAS UTILITIES  0.9%
Questar Corp. .......................      5,420         357,178
                                                     -----------
HEALTH CARE DISTRIBUTORS  0.6%
Henry Schein, Inc. (a)...............      5,420         225,038
                                                     -----------

HEALTH CARE EQUIPMENT  4.2%
C.R. Bard, Inc. .....................      2,840         188,888
Fisher Scientific
  International, Inc. (a)............      4,060         263,494
Mentor Corp. Minn....................      6,890         285,797
St. Jude Medical, Inc. (a)...........      6,770         295,240
Stryker Corp. .......................      5,420         257,775
Ventana Med Sys Inc. ................      5,770         232,127
Waters Corp. (a).....................      3,250         120,802
                                                     -----------
                                                       1,644,123
                                                     -----------
HEALTH CARE FACILITIES  0.8%
Community Health Systems, Inc. (a)...      8,210         310,256
                                                     -----------

HEALTH CARE SERVICES  3.2%
Medco Health Solutions, Inc. (a).....      5,420         289,211
Omnicare, Inc. ......................      9,510         403,509
Pharmaceutical Product
  Development, Inc. (a)..............      5,420         253,981
Quest Diagnostics, Inc. .............      5,420         288,723
                                                     -----------
                                                       1,235,424
                                                     -----------
HEALTH CARE SUPPLIES  0.6%
Dade Behring Holdings, Inc. .........      3,520         228,835
                                                     -----------
HOME ENTERTAINMENT SOFTWARE  0.6%
Activision, Inc. (a).................     13,540         223,681
                                                     -----------
HOME IMPROVEMENT RETAIL  0.5%
Sherwin-Williams Co. ................      4,060         191,185
                                                     -----------
HOMEBUILDING  2.2%
KB Home..............................      6,790         517,602
Lennar Corp., Class A................      5,420         343,899
                                                     -----------
                                                         861,501
                                                     -----------
HOTELS, RESORTS & CRUISE LINES  2.2%
Marriott International, Inc., Class
  A..................................      5,420         369,752
Starwood Hotels & Resorts
  Worldwide, Inc. ...................      8,130         476,174
                                                     -----------
                                                         845,926
                                                     -----------
HOUSEHOLD APPLIANCES  0.6%
Black & Decker Corp. ................      2,710         243,493
                                                     -----------

HOUSEHOLD PRODUCTS  0.6%
Energizer Holdings, Inc. (a).........      4,060         252,410
                                                     -----------
HOUSEWARES & SPECIALTIES  0.7%
Jarden Corp. (a).....................      5,420         292,246
                                                     -----------

INDUSTRIAL CONGLOMERATES  0.5%
Textron, Inc. .......................      2,710         205,553
                                                     -----------

                                       NUMBER OF
DESCRIPTION                              SHARES         VALUE
----------------------------------------------------------------
INDUSTRIAL MACHINERY  1.3%
Ingersoll-Rand Co., Class A
  (Bermuda)..........................      4,060     $   289,681
Pentair, Inc. .......................      5,420         232,030
                                                     -----------
                                                         521,711
                                                     -----------
INTEGRATED OIL & GAS  1.1%
Occidental Petroleum Corp. ..........      5,450         419,269
                                                     -----------

INVESTMENT BANKING & BROKERAGE  1.4%
Bear Stearns Co., Inc. ..............      2,710         281,677
Charles Schwab Corp. ................     21,670         244,438
                                                     -----------
                                                         526,115
                                                     -----------
IT CONSULTING & OTHER SERVICES  1.5%
CACI International, Inc., Class A
  (a)................................      4,060         256,430
Cognizant Technology Solutions Corp.,
  Class A (a)........................      6,770         319,070
                                                     -----------
                                                         575,500
                                                     -----------
LIFE & HEALTH INSURANCE  0.7%
Prudential Financial, Inc. ..........      4,060         266,580
                                                     -----------

MANAGED HEALTH CARE  2.5%
Humana, Inc. (a).....................      8,130         323,086
Sierra Health Services, Inc. (a).....      4,060         290,128
WellPoint, Inc. (a)..................      5,420         377,449
                                                     -----------
                                                         990,663
                                                     -----------
METAL & GLASS CONTAINERS  0.5%
Crown Holdings, Inc. (a).............     13,540         192,674
                                                     -----------

MULTI-LINE INSURANCE  0.6%
Assurant, Inc. ......................      6,770         244,397
                                                     -----------

MULTI-UTILITIES  0.5%
CMS Energy Corp. ....................     13,540         203,912
                                                     -----------

OIL & GAS DRILLING  0.6%
Patterson UTI Energy, Inc. ..........      8,130         226,258
                                                     -----------

OIL & GAS EQUIPMENT & SERVICES  0.9%
Grant Prideco, Inc. (a)..............     13,660         361,307
                                                     -----------

OIL & GAS EXPLORATION & PRODUCTION  2.1%
Noble Energy, Inc. ..................      5,420         410,023
Ultra Petroleum Corp. (a)............     13,640         414,110
                                                     -----------
                                                         824,133
                                                     -----------
OIL & GAS REFINING & MARKETING  1.3%
Premcor, Inc. .......................      2,760         204,737
Sunoco, Inc. ........................      2,710         308,073
                                                     -----------
                                                         512,810
                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES  0.7%
Nuveen Invts Inc. Cl A...............      6,830         256,945
                                                     -----------

PACKAGED FOODS & MEATS  1.1%
Hershey Foods Corp. .................      4,060         252,126
Pilgrim's Pride Corp. ...............      5,420         184,985
                                                     -----------
                                                         437,111
                                                     -----------
PHARMACEUTICALS  3.2%
American Pharmaceutical
  Partners, Inc. (a).................      4,910         202,538
Forest Laboratories, Inc. (a)........      7,270         282,440
IVAX Corp. (a).......................     16,250         349,375

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                       NUMBER OF
DESCRIPTION                              SHARES         VALUE
----------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
Kos Pharmaceuticals, Inc. ...........      5,420     $   355,010
Medicis Pharmaceutical Corp., Class A
  (a)................................      1,900          60,287
                                                     -----------
                                                       1,249,650
                                                     -----------
PROPERTY & CASUALTY  0.6%
First American Corp. ................      5,450         218,763
                                                     -----------

PUBLISHING  1.7%
Getty Images, Inc. (a)...............      4,060         301,496
McGraw-Hill Co., Inc. ...............      8,130         359,753
                                                     -----------
                                                         661,249
                                                     -----------
RAILROADS  0.7%
Burlington Northern Santa Fe
  Corp. .............................      5,420         255,174
                                                     -----------
REGIONAL BANKS  1.2%
Compass Bancshares, Inc. ............      4,060         182,700
KeyCorp..............................      8,130         269,510
                                                     -----------
                                                         452,210
                                                     -----------
RESTAURANTS  1.6%
Darden Restaurants, Inc. ............      8,130         268,127
Yum! Brands, Inc. ...................      6,770         352,582
                                                     -----------
                                                         620,709
                                                     -----------
SEMICONDUCTOR EQUIPMENT  1.3%
Lam Research Corp. (a)...............     10,840         313,710
Tessera Technologies, Inc. (a).......      5,420         181,082
                                                     -----------
                                                         494,792
                                                     -----------
SEMICONDUCTORS  2.3%
Altera Corp. (a).....................     13,540         268,363
Marvell Technology Group, Ltd.
  (Bermuda) (a)......................      8,130         309,265
National Semiconductor Corp. ........     13,680         301,370
                                                     -----------
                                                         878,998
                                                     -----------
SERVICES  0.8%
Corporate Executive Board Co. .......      4,060         318,020
                                                     -----------

SPECIALIZED FINANCE  0.6%
CIT Group, Inc. .....................      5,520         237,194
                                                     -----------
SPECIALTY STORES  1.0%
Cabela's, Inc., Class A (a)..........      8,130         173,657
Michaels Stores, Inc. ...............      5,420         224,225
                                                     -----------
                                                         397,882
                                                     -----------
STEEL  0.5%
Nucor Corp. .........................      4,060         185,217
                                                     -----------

                                       NUMBER OF
DESCRIPTION                              SHARES         VALUE
----------------------------------------------------------------
SYSTEMS SOFTWARE  1.7%
Adobe Systems, Inc. .................     10,840     $   310,241
Symantec Corp. (a)...................     16,250         353,275
                                                     -----------
                                                         663,516
                                                     -----------
TECHNOLOGY DISTRIBUTORS  0.4%
Ingram Micro, Inc. Class A (a).......     10,840         169,754
                                                     -----------

TRADING COMPANIES & DISTRIBUTORS  0.5%
GATX Corp. ..........................      5,420         186,990
                                                     -----------

TRUCKING  0.7%
Yellow Roadway Corp. (a).............      5,420         275,336
                                                     -----------

TRUCKS  0.5%
Toro Co. ............................      5,420         209,266
                                                     -----------

WIRELESS TELECOMMUNICATION SERVICES  1.6%
Nextel Partners, Inc., Class A (a)...     13,540         340,802
NII Holdings, Inc., Class B (a)......      4,140         264,712
                                                     -----------
                                                         605,514
                                                     -----------

TOTAL COMMON STOCKS  96.9%.......................     37,749,193

INVESTMENT COMPANY  0.9%
Semiconductor HOLDRs Trust (a)...................        364,983
                                                     -----------

TOTAL LONG-TERM INVESTMENTS  97.8%
  (Cost $32,326,767).............................     38,114,176

REPURCHASE AGREEMENT  1.4%
State Street Bank & Trust Co. ($549,000 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  3.25%, dated 06/30/05, to be sold on 07/01/05
  at $549,050)
  (Cost $549,000)................................        549,000
                                                     -----------

TOTAL INVESTMENTS  99.2%
  (Cost $32,875,767).............................     38,663,176
OTHER ASSETS IN EXCESS OF LIABILITIES  0.8%......        296,527
                                                     -----------

NET ASSETS  100.0%...............................    $38,959,703
                                                     ===========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $32,875,767)........................    $38,663,176
Cash........................................................            387
Receivables:
  Investments Sold..........................................        577,211
  Portfolio Shares Sold.....................................         38,068
  Dividends.................................................         17,737
Other.......................................................         27,295
                                                                -----------
    Total Assets............................................     39,323,874
                                                                -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................        189,259
  Portfolio Shares Repurchased..............................         38,352
  Distributor and Affiliates................................         20,987
  Investment Advisory Fee...................................         15,317
Trustees' Deferred Compensation and Retirement Plans........         52,574
Accrued Expenses............................................         47,682
                                                                -----------
    Total Liabilities.......................................        364,171
                                                                -----------
NET ASSETS..................................................    $38,959,703
                                                                ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $33,441,540
Net Unrealized Appreciation.................................      5,787,409
Accumulated Net Realized Loss...............................       (120,334)
Accumulated Net Investment Loss.............................       (148,912)
                                                                -----------
NET ASSETS..................................................    $38,959,703
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Based on net assets of $38,959,703 and 7,928,208 shares
  of beneficial interest issued and outstanding)............    $      4.91
                                                                ===========

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO
FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends...................................................    $   111,358
Interest....................................................         18,664
                                                                -----------
    Total Income............................................        130,022
                                                                -----------
EXPENSES:
Investment Advisory Fee.....................................        140,987
Distribution (12b-1) and Service Fees.......................         46,990
Legal.......................................................         20,002
Shareholder Reports.........................................         17,741
Custody.....................................................         12,731
Trustees' Fees and Related Expenses.........................          9,384
Shareholder Services........................................          7,751
Other.......................................................         24,784
                                                                -----------
    Total Expenses..........................................        280,370
    Investment Advisory Fee Reduction.......................         43,489
    Less Credits Earned on Cash Balances....................             29
                                                                -----------
    Net Expenses............................................        236,852
                                                                -----------
NET INVESTMENT LOSS.........................................    $  (106,830)
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $ 1,766,366
                                                                -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      7,019,562
  End of the Period.........................................      5,787,409
                                                                -----------
Net Unrealized Depreciation During the Period...............     (1,232,153)
                                                                -----------
NET REALIZED AND UNREALIZED GAIN............................    $   534,213
                                                                ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $   427,383
                                                                ===========

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE                 FOR THE
                                                                SIX MONTHS ENDED          YEAR ENDED
                                                                 JUNE 30, 2005         DECEMBER 31, 2004
                                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................................      $  (106,830)           $   (173,376)
Net Realized Gain/Loss......................................        1,766,366                (287,017)
Net Unrealized Appreciation/Depreciation During the
  Period....................................................       (1,232,153)              4,852,849
                                                                  -----------            ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........          427,383               4,392,456
                                                                  -----------            ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        6,797,288              40,917,218
Cost of Shares Repurchased..................................       (7,058,106)            (14,432,990)
                                                                  -----------            ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........         (260,818)             26,484,228
                                                                  -----------            ------------
TOTAL INCREASE IN NET ASSETS................................          166,565              30,876,684
NET ASSETS:
Beginning of the Period.....................................       38,793,138               7,916,454
                                                                  -----------            ------------
End of the Period (Including accumulated net investment loss
  of $148,912 and $42,082, respectively)....................      $38,959,703            $ 38,793,138
                                                                  ===========            ============

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS (UNAUDITED)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                               SEPTEMBER 25, 2000
CLASS II SHARES                                                                                                  (COMMENCEMENT
                                      SIX MONTHS                     YEAR ENDED DECEMBER 31,                     OF INVESTMENT
                                         ENDED           -----------------------------------------------         OPERATIONS) TO
                                     JUNE 30, 2005        2004         2003         2002          2001         DECEMBER 31, 2000
                                     --------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................        $4.86           $ 4.23       $ 3.05       $  4.52       $  7.46            $ 10.00
                                         -----           ------       ------       -------       -------            -------
  Net Investment Loss............         (.01)            (.03)(a)     (.03)(a)      (.02)         (.02)               -0-
  Net Realized and Unrealized
    Gain/Loss....................          .06              .66         1.21         (1.45)        (2.82)             (2.54)
                                         -----           ------       ------       -------       -------            -------
Total from Investment
  Operations.....................          .05              .63         1.18         (1.47)        (2.84)             (2.54)
Less Distributions from Net
  Investment Income..............          -0-              -0-          -0-           -0-           .10                -0-
                                         -----           ------       ------       -------       -------            -------
NET ASSET VALUE, END OF THE
  PERIOD.........................        $4.91           $ 4.86       $ 4.23       $  3.05       $  4.52            $  7.46
                                         =====           ======       ======       =======       =======            =======

Total Return* (b)................        1.03%**         14.89%       38.69%       -32.52%       -38.26%            -25.40%**
Net Assets at End of the Period
  (In millions)..................        $39.0           $ 38.8       $  7.9       $   1.9       $   2.2            $   1.1
Ratio of Expenses to Average Net
  Assets* (c)....................        1.26%            1.25%        1.26%         1.26%         1.27%              1.26%
Ratio of Net Investment Loss to
  Average Net Assets*............        (.57%)           (.65%)       (.79%)        (.76%)        (.59%)             (.23%)
Portfolio Turnover...............        78%**             152%         182%          227%          303%                62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets..................        1.49%            1.63%        4.31%         6.97%         7.95%             15.73%
   Ratio of Net Investment Loss
     to Average Net Assets.......        (.80%)          (1.03%)      (3.84%)       (6.46%)       (7.27%)           (14.70%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and services fees of up to .25%.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2001.

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Aggressive Growth Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory Trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital growth. The Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in common stocks and other equity securities of small- and medium-sized growth companies. The Portfolio commenced investment operations on September 25, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value is determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow the Portfolio to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2004, the Portfolio had an accumulated capital loss carryforward for tax purposes of $1,859,735, which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$ 29,697....................................................    December 31, 2008
 963,040....................................................    December 31, 2009
 590,984....................................................    December 31, 2010
 276,014....................................................    December 31, 2012

    In future years the utilization of some of some of these losses will be subject to an annual limitation of $410,704, plus any unutilized amounts from previous years.

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $32,875,767
                                                                ===========
Gross tax unrealized appreciation...........................    $ 6,236,504
Gross tax unrealized depreciation...........................       (449,095)
                                                                -----------
Net tax unrealized appreciation on investments..............    $ 5,787,409
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares dividends from net investment income and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains which are included in ordinary income for tax purposes.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

F. EXPENSE REDUCTIONS For the six months ended June 30, 2005, the Portfolio's custody fee was reduced by $29 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly based upon the average daily net assets as follow:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .75%
Next $500 million...........................................       .70%
Over $1 billion.............................................       .65%

    For the six months ended June 30, 2005, the Adviser waived approximately $43,500 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.26% of Class II average net assets. This waiver is voluntary and can be discontinued at any time.

    For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $500 representing legal services provided by Skadden, Arps, Slate, Meagher, & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each fund. For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $23,200, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2005, the Portfolio recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate their officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for their trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, invested in the common shares of those Portfolios selected by the trustees. Investments in such funds of $24,834 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2005, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $6,157.

3. CAPITAL TRANSACTIONS

At June 30, 2005, capital aggregated $33,441,540. For the six months ended June 30, 2005, share transactions were as follows:

Beginning Shares............................................     7,982,182
Sales.......................................................     1,425,641
Repurchases.................................................    (1,479,615)
                                                                ----------
Ending Shares...............................................     7,928,208
                                                                ==========

    At December 31, 2004, capital aggregated $33,702,358. For the year ended December 31, 2004, share transactions were as follows:

Beginning Shares............................................     1,872,108
Sales.......................................................     9,372,985
Repurchases.................................................    (3,262,911)
                                                                ----------
Ending Shares...............................................     7,982,182
                                                                ==========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $28,910,636 and $30,209,279, respectively.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

5. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to such shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO
BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEPHANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive

Chicago, Illinois 60606

* "Interested Persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Aggressive Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Aggressive Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                              LIT SAR AGG 8/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-01528P-Y06/04

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Life Invesment Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

By:  /s/ Phillip G. Goff
     -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 23, 2005